As filed with the Securities and Exchange Commission on July 19, 2019
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 123 and/or	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 126	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262
(Name and Address of Agent for Service)

Copy to:
Christopher P. Harvey, Esq.
Adam T. Teufel, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110
Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On _______ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☒	On October 1, 2019 pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS OCTOBER 1, 2019

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

Ticker
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the annual and semiannual shareholder reports of the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”) will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on Teachers Insurance and Annuity Association of America’s (“TIAA”) website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you are a direct investor or invest through a TIAA Account, to all funds held with the Funds and any other investment companies within the same group of related investment companies.

This Prospectus describes the Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares offered, as applicable, by the Funds of the Trust. These Funds comprise the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Retirement Income Fund

Investment objective 7

Fees and expenses 7

Shareholder fees 7

Annual Fund operating expenses 7

Example 7

Portfolio turnover 8

Principal investment strategies 8

Principal investment risks 9

Past performance 11

Portfolio management 12

Purchase and sale of Fund shares 12

Tax information 13

Payments to broker-dealers and other financial intermediary compensation 13

Summary information

Lifecycle 2010 Fund

Investment objective 14

Fees and expenses 14

Shareholder fees 14

Annual Fund operating expenses 14

Example 14

Portfolio turnover 15

Principal investment strategies 15

Principal investment risks 17

Past performance 19

Portfolio management 20

Purchase and sale of Fund shares 20

Tax information 21

Payments to broker-dealers and other financial intermediary compensation 21

Summary information

Lifecycle 2015 Fund

Investment objective 22

Fees and expenses 22

Shareholder fees 22

Annual Fund operating expenses 22

Example 22

Portfolio turnover 23

Principal investment strategies 23

Principal investment risks 25

Past performance 27

Portfolio management 28

Purchase and sale of Fund shares 28

Tax information 29

Payments to broker-dealers and other financial intermediary compensation 29

Summary information

Lifecycle 2020 Fund

Investment objective 30

Fees and expenses 30

Shareholder fees 30

Annual Fund operating expenses 30

Example 30

Portfolio turnover 31

Principal investment strategies 31

Principal investment risks 33

Past performance 35

Portfolio management 36

Purchase and sale of Fund shares 36

Tax information 37

Payments to broker-dealers and other financial intermediary compensation 37

Summary information

Lifecycle 2025 Fund

Investment objective 38

Fees and expenses 38

Shareholder fees 38

Annual Fund operating expenses 38

Example 38

Portfolio turnover 39

Principal investment strategies 39

Principal investment risks 41

Past performance 43

Portfolio management 44

Purchase and sale of Fund shares 44

Tax information 45

Payments to broker-dealers and other financial intermediary compensation 45

Summary information

Lifecycle 2030 Fund

Investment objective 46

Fees and expenses 46

Shareholder fees 46

Annual Fund operating expenses 46

Example 46

Portfolio turnover 47

Principal investment strategies 47

Principal investment risks 49

Past performance 51

Portfolio management 52

Purchase and sale of Fund shares 52

Tax information 53

Payments to broker-dealers and other financial intermediary compensation 53

Summary information

Lifecycle 2035 Fund

Investment objective 54

Fees and expenses 54

Shareholder fees 54

Annual Fund Operating Expenses 54

Example 54

Portfolio turnover 55

Principal investment strategies 55

Principal investment risks 57

Past performance 59

Portfolio management 60

Purchase and sale of Fund shares 60

Tax information 61

Payments to broker-dealers and other financial intermediary compensation 61

Summary information

Lifecycle 2040 Fund

Investment objective 62

Fees and expenses 62

Shareholder fees 62

Annual Fund operating expenses 62

Example 62

Portfolio turnover 63

Principal investment strategies 63

Principal investment risks 65

Past performance 67

Portfolio management 68

Purchase and sale of Fund shares 68

Tax information 69

Payments to broker-dealers and other financial intermediary compensation 69

Summary information

Lifecycle 2045 Fund

Investment objective 70

Fees and expenses 70

Shareholder fees 70

Annual Fund Operating Expenses 70

Example 70

Portfolio turnover 71

Principal investment strategies 71

Principal investment risks 73

Past performance 75

Portfolio management 76

Purchase and sale of Fund shares 76

Tax information 77

Payments to broker-dealers and other financial intermediary compensation 77

Summary information

Lifecycle 2050 Fund

Investment objective 78

Fees and expenses 78

Shareholder fees 78

Annual Fund operating expenses 78

Example 78

Portfolio turnover 79

Principal investment strategies 79

Principal investment risks 81

Past performance 83

Portfolio management 84

Purchase and sale of Fund shares 84

Tax information 85

Payments to broker-dealers and other financial intermediary compensation 85

Summary information

Lifecycle 2055 Fund

Investment objective 86

Fees and expenses 86

Shareholder fees 86

Annual Fund operating expenses 86

Example 86

Portfolio turnover 87

Principal investment strategies 87

Principal investment risks 89

Past performance 91

Portfolio management 92

Purchase and sale of Fund shares 92

Tax information 93

Payments to broker-dealers and other financial intermediary compensation 93

Summary information

Lifecycle 2060 Fund

Investment objective 94

Fees and expenses 94

Shareholder fees 94

Annual Fund operating expenses 94

Example 94

Portfolio turnover 95

Principal investment strategies 95

Principal investment risks 97

Past performance 99

Portfolio management 100

Purchase and sale of Fund shares 100

Tax information 101

Payments to broker-dealers and other financial intermediary compensation 101

Additional information about investment strategies and risks of the Funds 101

Additional information about the Funds 101

More about the Funds’ strategy 102

Additional information about the Funds’ broad-based securities market indices 104

Additional information about the Funds’ composite benchmark indices 104

Additional information about the Underlying Funds 106

Additional information on investment risks of the Funds and Underlying Funds 110

Principal risks of the Funds 110

Additional risks of the Funds 115

Additional information on investment strategies and risks of the Funds and Underlying Funds 123

Portfolio holdings 126

Portfolio turnover 126

Share classes 127

Management of the Funds 127

The Funds’ investment adviser 127

Investment management fees 128

Portfolio management team 130

Other services 131

Distribution and service arrangements 131

All classes 131

Other payments by the Funds 132

Other payments by TPIS, Advisors or their affiliates 134

Calculating share price 135

Dividends and distributions 137

Taxes 138

Your account: purchasing, redeeming or exchanging shares 140

Fund shares offered in this Prospectus 140

Share class eligibility 141

Purchasing shares 143

Redeeming shares 149

Exchanging shares 154

Conversion of shares–applicable to all investors 155

Important transaction information 156

Market timing/excessive trading policy–applicable to all investors 160

Electronic prospectuses 162

Additional information about index providers 162

Additional information about the Trust and the Board of Trustees 164

Glossary 164

Financial highlights 166

Summary information

TIAA-CREF Lifecycle Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain

TIAA-CREF Lifecycle Funds  ■  Prospectus     7

the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above, but that there will be no fee waiver or expense reimbursement arrangements in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in retirement (i.e., have already passed their retirement year) and may have begun taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020 which may change, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: _____%; Inflation-Protected Assets: _____%; and Direct Real Estate: ____. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-

8     Prospectus  ■  TIAA-CREF Lifecycle Funds

Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA- CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. The Fund has relatively fixed asset allocations that will not gradually adjust over time. Underlying Fund allocations may change from year to year.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

TIAA-CREF Lifecycle Funds  ■  Prospectus     9

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory

10     Prospectus  ■  TIAA-CREF Lifecycle Funds

oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor, Premier and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     11

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Retirement Income Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2007	since 2007	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts, and certain financial intermediaries. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

12     Prospectus  ■  TIAA-CREF Lifecycle Funds

affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     13

Summary information

TIAA-CREF Lifecycle 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

14     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund's target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in, or planned to retire within a few years of, 2010 and may have begun taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2010 (the direct real estate asset class was added in 2017) and will reach the Fund’s final target allocation of approximately 20.00% equity/80.00% fixed-income/0.00% direct real estate at some point from 2037 to 2040. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector

TIAA-CREF Lifecycle Funds  ■  Prospectus     15

names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

16     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     17

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

18     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     19

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2006	since 2006	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

20     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     21

Summary information

TIAA-CREF Lifecycle 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

22     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund's target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in, or planned to retire within a few years of, 2015 and may have begun taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2015 (the direct real estate asset class was added in 2017) and will reach the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2042 to 2045. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector

TIAA-CREF Lifecycle Funds  ■  Prospectus     23

names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

24     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     25

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

26     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     27

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2006	since 2006	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

28     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     29

Summary information

TIAA-CREF Lifecycle 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

30     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2020 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2047 to 2050. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     31

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

32     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     33

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

34     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     35

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2006	since 2006	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

36     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     37

Summary information

TIAA-CREF Lifecycle 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

38     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund's target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2025 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2052 to 2055. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     39

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

40     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     41

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

42     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     43

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2006	since 2006	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

44     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     45

Summary information

TIAA-CREF Lifecycle 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

46     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2030 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and _____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2057 to 2060. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     47

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

48     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     49

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

50     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     51

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2006	since 2006	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

52     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     53

Summary information

TIAA-CREF Lifecycle 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

54     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2035 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2062 to 2065. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____% and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     55

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

56     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     57

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

58     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     59

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2006	since 2006	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

60     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     61

Summary information

TIAA-CREF Lifecycle 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

62     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2040 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2067 to 2070. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income:____; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     63

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

64     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     65

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

66     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     67

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2006	since 2006	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

68     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     69

Summary information

TIAA-CREF Lifecycle 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

70     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2045 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, ____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2072 to 2075. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     71

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

72     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     73

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

74     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     75

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2007	since 2007	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

76     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     77

Summary information

TIAA-CREF Lifecycle 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

78     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2050 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, ____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2077 to 2080. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     79

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

80     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     81

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

82     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     83

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2050 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2007	since 2007	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

84     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     85

Summary information

TIAA-CREF Lifecycle 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

86     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2055 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, ____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2082 to 2085. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     87

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

88     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designated to maintain a relatively stable allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Funds  ■  Prospectus     89

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

90     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     91

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2055 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2011	since 2011	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

92     Prospectus  ■  TIAA-CREF Lifecycle Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     93

Summary information

TIAA-CREF Lifecycle 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

94     Prospectus  ■  TIAA-CREF Lifecycle Funds

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2060 and who may begin taking systematic withdrawals upon retirement.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, ____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately 20.00% equity/80.00% fixed-income/0.00% direct real estate at some point from 2087 to 2090. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

TIAA-CREF Lifecycle Funds  ■  Prospectus     95

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund (U.S. Equity); Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund and Quant International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, Emerging Markets Debt Fund, High-Yield Fund and International Bond Fund (Fixed-Income); Money Market Fund and Short-Term Bond Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

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The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

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• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

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• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

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ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2060 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2014	since 2014	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

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Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks of the Funds

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Class W shares of other funds of the Trust and other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and directly held real estate and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

The Lifecycle Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities, as well as Underlying Funds that invest in directly held real estate.

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The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that a Fund will achieve its investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and directly held real estate and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed. Each Fund expects to eliminate investments in directly held real estate within 20 years following its target date.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2020, how the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and non-equity asset classes and each Fund’s current position on the glidepath. The Lifecycle Retirement Income Fund has relatively fixed asset allocations that will

102     Prospectus  ■  TIAA-CREF Lifecycle Funds

not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ investment glidepath

Rebalancing and tactical allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions. TIAA-CREF Real Property Fund LP generally issues a limited number of interests. As each of the Funds and potentially other similarly managed products intend to allocate approximately the same percentage of each of their assets to the direct real estate sector through investments in TIAA-CREF Real Property Fund LP, the holders of a Fund may be impacted by rebalancing transactions by other Funds or products in the outstanding interests of TIAA-CREF Real Property Fund LP. Such rebalancing transactions are intended to facilitate each Fund’s or other product’s maintenance of its target allocation to TIAA-CREF Real Property Fund LP.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation and investor sentiment. As well, allocations will vary with Advisors’ assessment of the Underlying Funds’ relative attractiveness as investment opportunities. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying Funds to handle additional purchases and redemptions and works to minimize disruptions related to cash flow.

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Other potential investments

In addition to seeking equity, fixed-income and direct real estate market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). Derivatives, including options contracts, may be used to establish or maintain the Funds’ tactical allocations.

A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

Additional information about the Funds’ broad-based securities market indices

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes, and provides a more relevant benchmark for each Fund’s performance as compared to its broad-based market index. Each Fund’s composite benchmark changes over time to correspond to changes in the Fund’s equity and fixed-income target allocations. When the composite index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite index performance for periods prior to the change is not recalculated or restated based on the composite index’s new allocation but rather reflects the composite index’s actual allocation during the period.

The five market sectors in which each of the Funds invests across the equity and fixed-income asset classes and the related benchmark indices are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Investable Market Index); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Bloomberg Barclays U.S. 1–3 Year

104     Prospectus  ■  TIAA-CREF Lifecycle Funds

Government/Credit Bond Index); and Inflation-Protected Assets (Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index).

During periods up to February 1, 2010, each Fund’s Composite Index had four market sector index components: U.S. Equity, International Equity, Fixed-Income (which included Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of each Fund’s Composite Index shown in the “Average Annual Total Return” table in each Fund’s Summary reflects these four market sector indices. During periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE + EM (Emerging Markets) Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing August 1, 2013, the MSCI ACWI ex USA Index replaced the MSCI EAFE + EM Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing January 1, 2014, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Bloomberg Barclays U.S. 1–5 Year Government/Credit Bond Index as the market sector index component for Short-Term Fixed-Income. For performance periods commencing January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) as the market sector index component for Inflation-Protected Assets. For performance periods commencing February 1, 2017, the international equity component of the Funds’ composite benchmarks changed from the MSCI ACWI ex USA Index to the MSCI ACWI ex USA Investable Market Index described below.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa.org.

The benchmark indices for the Funds are described below.

Russell 3000 Index (U.S. Equity)

The Russell 3000 Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to Frank Russell Company (“Russell”)). Russell 3000 Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2019, the Russell 3000 Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 3000 Index was $_____ billion. Russell determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI ACWI ex USA Investable Market Index (IMI) (International Equity)

The MSCI ACWI (All Country World Index) ex USA Investable Market Index (IMI) includes large-, mid- and small-cap equities across 22 of 23 developed markets

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countries (excluding the United States) and 24 emerging markets countries. The index is a free-float adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.

Bloomberg Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. As of June 30, 2019, this index contained approximately ______ issues. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar-denominated. To be selected for inclusion in the Bloomberg Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS)
1–10 Year Index (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1--10 Year Index measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, the securities must have a minimum maturity of 1 year and a maximum maturity of 9.9999 years, with a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of

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the Underlying Funds of the Trust, see the Prospectus for the Class W shares of the Underlying Funds of the Trust at www.tiaa.org/prospectuses.

Fund	Investment objective, strategies and benchmark
Growth & Income Fund

Seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Quant Large-Cap Growth Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in large-cap equity securities across a wide range of sectors, growth rates and valuations that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000 Growth Index.

Quant Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in large-cap equity securities across a wide range of sectors, growth rates and valuations that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000 Value Index.

Quant Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that Advisors believes to have favorable prospects for significant long-term capital appreciation potential. The Fund’s benchmark index is the Russell 2000® Index.

Quant Small/Mid-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation. Under normal circumstances, the Fund invests primarily in equity securities of small- to mid-sized companies across a wide range of sectors, growth rates and valuations that Advisors believes to have favorable prospects for significant long-term capital appreciation potential. The Fund’s benchmark index is the Russell 2500® Index.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets® Index.

TIAA-CREF Lifecycle Funds  ■  Prospectus     107

Fund	Investment objective, strategies and benchmark
International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

International Opportunities Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers in developed and emerging markets located around the world but outside the United States. While the Fund is actively managed by selecting individual stocks, sector and country exposure are regularly reviewed against the Fund’s benchmark index, MSCI ACWI ex USA® Index, to seek to control risk.

Quant International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers across a wide range of sectors, growth rates and valuations that Advisors believes to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the MSCI EAFE Index.

Quant International Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation. Under normal circumstances, the Fund invests primarily in small-cap equity securities of foreign issuers across a wide range of sectors, growth rates and valuations that Advisors believes to have favorable prospects for long-term capital appreciation. The Fund’s benchmark index is the MSCI ACWI ex USA Small Cap Index.

Bond Fund

Seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

Bond Plus Fund

Seeks a favorable long-term total return, primarily through high current income. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index.

Emerging Markets Debt Fund

Seeks a favorable long-term total return, through income and capital appreciation, by investing primarily in a portfolio of emerging markets fixed-income investments. The Fund primarily invests in a broad range of sovereign, quasi-sovereign and corporate fixed-income securities rated B- or better but may also invest in fixed-income securities having a lower credit rating. The Fund’s benchmark index is the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified.

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Fund	Investment objective, strategies and benchmark
High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund is a “governmental money market fund,” and invests primarily in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s peer group average is the iMoneyNet Money Fund AveragesTM—All Government.

Short-Term Bond Fund

Seeks high current income by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Bloomberg Barclays U.S 1–3 Year Government/Credit Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the CPI-U, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U.

International Bond Fund

Seeks a favorable long-term total return. The Fund primarily invests in a broad range of investment-grade sovereign, quasi-sovereign and corporate fixed-income investments. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality. Under normal market conditions, the Fund will seek to hedge to the U.S. dollar approximately 80% of the Fund’s total exposure to investments denominated in currencies other than the U.S. dollar (on a net assets basis). Such hedging is intended to manage the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. The Fund may invest in fixed-income securities of any maturity or duration. The Fund’s benchmark index is the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged).

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Fund	Investment objective, strategies and benchmark
Real Property Fund LP

Seeks a favorable long term total return by primarily investing in a diversified portfolio of U.S. commercial core real estate assets well located in select targeted cities. The Fund’s principal strategy is to follow a “core” investment style which focuses on direct ownership interests in institutional-quality commercial real estate (primarily office, industrial, retail and multi-family properties), generating returns primarily from rental income and secondarily from asset appreciation. The Fund is targeted to hold between 95% and 98% of its net assets in such direct ownership interests at any time. The Fund’s benchmark is the NCREIF Property Index–Open End Funds. The Fund is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional information on investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities, Underlying Funds investing primarily in fixed-income securities and Underlying Funds investing primarily in direct real estate, but the Funds may also directly invest in securities or other financial instruments. Each Fund is subject to asset allocation risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities, direct real estate and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly or indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Principal risks of the Funds

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocations among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocations for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic

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rebalancing of a Fund’s allocations can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments not already described above are described in the “Equity securities risks” and “Fixed-income securities risks” sections below.

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds that invest primarily in equity securities (the “Equity Underlying Funds”). In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Equity Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Equity Underlying Fund, or both):

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

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The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds that invest primarily in fixed-income securities (the “Fixed-Income Underlying Funds”). Each Fund, directly or through its investments in one or more Fixed-Income Underlying Funds, is typically subject to the following principal investment risks related to fixed-income securities (in the following risk descriptions “Fund” may refer to the Fund, a Fixed-Income Underlying Fund, or both):

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-

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income investment in which the Fund originally invested, resulting in a decline in income.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or

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decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

Direct real estate risks

Each Fund may gain exposure to direct real estate through certain Underlying Funds. Each Fund, depending on its location on the investment glidepath, could be subject to the following investment risks related to direct real estate described below:

• Real-Estate Related Investment Risk—Each Fund may gain exposure to direct real estate through direct or indirect investment in one or more limited partnerships and/or real estate investment trusts (“REIT”) that are managed by Advisors or its affiliate (each, a “Direct Real Estate Underlying Fund”). The Funds have obtained exemptive relief from the SEC which permits investment in affiliated Direct Real Estate Underlying Funds. To the extent a Fund invests in a Direct Real Estate Underlying Fund, the Fund would be exposed to the risks of such Direct Real Estate Underlying Fund in direct proportion to the amount of assets the Fund allocates to such Direct Real Estate Underlying Fund. More specifically, each Fund, through its investment in one or more Direct Real Estate Underlying Funds, would be subject to the risks associated with the ownership of real estate including, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to local, regional, national and global economic conditions, overbuilding and increased competition, decreases in property revenues, increases in prevailing interest rates, property taxes and operating

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expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values or the appeal of properties to tenants, leveraging of interests in real estate, uninsured losses at properties due to terrorism, natural disasters or acts of violence, and costs resulting from the cleanup of environmental problems.
 The Direct Real Estate Underlying Funds are not registered as investment companies under the 1940 Act. As a result, in addition to the risks associated with a Direct Real Estate Underlying Fund’s portfolio holdings, the Funds would also be subject to risks related to investment in private investment funds including, but not limited to, the absence of regulatory oversight and a secondary market for Direct Real Estate Underlying Fund shares or interests, restrictions on the transfer or sale of Direct Real Estate Underlying Fund shares or interests by the Fund, and the absence of protections typically afforded to investors when purchasing securities registered under the Securities Act of 1933 or any state or other U.S. or non-U.S. securities laws. When a Fund invests in a Direct Real Estate Underlying Fund, it bears a proportionate share of the fees and expenses borne by the Direct Real Estate Underlying Fund in which it invests.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Additional Risks of the Funds

In addition to the Funds’ principal risks noted above, below are some additional risks to which the Funds may have exposure depending upon their particular allocation to the various Underlying Funds (in the following risks descriptions “Fund” may refer to a Fund, an Underlying Fund or both):

• Counterparty and Third Party Risk—Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. If a counterparty defaults, a Fund may

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have contractual remedies but the Fund may be unable to enforce them due to the application of bankruptcy, insolvency and other laws affecting the rights of creditors. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because, for example, a Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. A Fund is also subject to counterparty risk to the extent it executes a significant portion of its securities or derivatives transactions through a single broker, dealer, or futures commission merchant.

• Currency Management Strategies Risk—Currency management strategies, including forward currency contracts, may substantially change a Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Advisors expects. In addition, currency management strategies, to the extent that such strategies reduce a Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that Advisors’ use of currency management strategies will benefit a Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency markets are generally less regulated than securities markets. Derivatives transactions, especially forward currency contracts and currency-related futures contracts and swap agreements, may involve significant amounts of currency management strategies risk. A Fund’s ability to use derivative instruments to manage currency exposure may also be altered or constrained by pending SEC regulations, if such regulations are adopted as proposed.

• Currency Risk—The risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on a Fund’s holdings can be significant and long lasting depending on the currencies represented in the portfolio, how each currency appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time, particularly with respect to emerging markets currencies. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Current Income Risk—The risk that the income a Fund receives may fall as a result of a decline in interest rates.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

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• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries. The risks outlined above are often more pronounced in “frontier markets” in which a Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors may make investing in frontier market countries significantly riskier than investing in other countries.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital

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remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. There is also a risk that unusually high redemption requests, including redemption requests from certain large shareholders (such as institutional investors) or asset allocation changes, may make it difficult for a Fund to sell investments in sufficient time to allow it to meet redemptions or require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions. In October 2016, the SEC adopted new regulations that may limit a Fund’s ability to invest in illiquid and less liquid investments, which may adversely affect a Fund’s performance and ability to achieve its investment objective. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause a Fund to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

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• Industry/Sector Concentration Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments particularly affecting those industries or sectors than a more broadly diversified fund would be. Financial instruments of companies in the same industry or sector may decline in price at the same time due to market conditions, interest rates or economic, regulatory, financial or industry/sector specific developments since these companies may share common characteristics and are more likely to react similarly to industry/sector specific market or economic developments. In addition, at times, a small number of companies may represent a large portion of a single industry or sector, and these companies can be sensitive to adverse economic, regulatory or financial developments.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit a Fund from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values of portfolio holdings and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments with longer durations or maturities may face heightened levels of liquidity risk.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In

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addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of a Fund compared with what such performance would have been without the use of the strategy.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Portfolio Turnover Risk—In pursuing its investment objectives, a Fund may engage in trading that results in a high portfolio turnover rate, which may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate may result in correspondingly greater transactional expenses that are borne by a Fund. Such expenses may include bid-ask spreads, dealer mark-ups, and other transactional costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders as ordinary income). These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect a Fund’s performance.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models

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are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Senior Loan Risk—Many senior loans are rated lower than investment grade, or considered to be of comparable credit risk, so they present credit risk comparable to high-yield securities. While backed by collateral, the value of the collateral may not equal a Fund’s investment and may be hard to sell, so the liquidation of the collateral may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal. Senior loans also expose a Fund to call risk and illiquid investments risk. There is no organized exchange or board of trade on which loans are traded; rather, they trade in an unregulated inter-dealer or inter-bank resale market, so the secondary market for senior loans can be limited. Trades can be infrequent and the values for senior loans may experience volatility. In some cases, negotiations for the sale or settlement of senior loans may require weeks to complete, which may impair a Fund’s ability to raise cash to satisfy redemptions, pay dividends, pay expenses or take advantage of other investment opportunities in a timely manner. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies are often less liquid than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in each case relative to historical trends, which may increase a Fund’s exposure to illiquid investments risk. As a result, a Fund’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Fund from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Sovereign Debt Risk—The risk that the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of such debt may be

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unable or unwilling to repay principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates, among other possible reasons. To the extent the issuer or controlling governmental authority is unable or unwilling to repay principal or interest when due, a Fund may have limited recourse to compel payment in the event of default.

• Special Risks for Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve more risk than ordinary securities due to the high degree of uncertainty associated with such events. If the anticipated benefits of such developments do not ultimately materialize, the value of a special situation company may decline. As a result, the prices of securities of these companies can be more volatile than the prices of securities of similar companies, resulting in permanent loss of capital. Also, transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. The following types of companies, for example, are more likely to experience special situations: smaller companies, emerging growth companies, and early development stage companies. Also, companies with any of the following characteristics are more likely to experience special situations: participating in an initial public offering, operating at a loss, or having little or no revenue history.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

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• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

• U.S. Government Securities Risk—U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent a Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

In addition to the investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information on investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Quant Large-Cap Growth Fund, the Quant Large-Cap Value Fund, the Quant Small-Cap Equity Fund, the Quant Small/Mid-Cap Equity Fund, the Emerging Markets Equity Fund, the International Equity Fund, the International Opportunities Fund, the Quant International Equity Fund and the Quant

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International Small-Cap Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may invest in fixed-income investments to obtain current income, to use cash balances effectively and in circumstances when Advisors determines that the risk of loss from equity securities outweighs the potential for capital gains or higher income. For a general discussion of fixed-income investments, see “Investment policies—Debt instruments generally” in the Funds’ SAI. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in

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investment company securities, such as ETFs. A Fund and/or an Equity Fund may also invest in ETFs as well as ETNs for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to net asset value (“NAV”). In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the Emerging Markets Debt Fund, the High-Yield Fund, the Inflation-Linked Bond, the International Bond Fund and the Short-Term Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

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Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures, options and swaps which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own. Changes in regulation relating to a mutual fund’s use of derivatives could potentially limit or impact an Underlying Fund’s or a Fund’s ability to invest in derivatives and adversely affect the value or performance of derivatives, the Underlying Funds and the Fund.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives. Cash assets are generally not income-generating and would impact a Fund’s performance.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocations. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the

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Trust or other affiliated Underlying Funds, it may bear transaction costs, including brokerage commissions, when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher portfolio turnover rate. A high portfolio turnover rate for an Underlying Fund generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Underlying Fund and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Institutional Class, Advisor Class, Premier Class and Retirement Class shares in this Prospectus. The Lifecycle Retirement Income Fund also offers Retail Class shares. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of TIAA. TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through

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an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2019, Advisors and TCIM together had approximately $___ billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at-cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the tables of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the Underlying Funds of the Trust. As part of a shift to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements discussed further below, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other waivers/reimbursements) allocable to Class W shares of the Underlying Funds of the Trust in which the Funds invest. These fees and expenses are therefore reflected as part of each Fund’s “Management fees” and “Other expenses,” respectively, in the “Fees and expenses” section of each Fund in this Prospectus instead of being presented as “Acquired Fund fees and expenses.” Prior to October 1, 2018, the fees and expenses of the Institutional Class shares of the Underlying Funds of the Trust in which the Funds invested were not incurred directly by the Funds, and were instead reflected as a Fund’s “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus.

Under the terms of the Management Agreement, Advisors is entitled to a fee that, effective October 1, 2018, is made up of two components, which are added

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together to create the total investment management fee. The first component, the Asset Allocation Fee Rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds Fee Rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W investment management fee waiver and/or reimbursement arrangement discussed below), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Prior to October 1, 2018, each Fund’s management fee was made up of only the Asset Allocation Fee Rate. Advisors has contractually agreed to waive in full the Asset Allocation Fee Rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2021 unless changed with approval of the Board of Trustees. Due to waivers that were in place prior to October 1, 2018, Advisors received no management fees from the Lifecycle Funds during the fiscal periods ended May 31, 2016, May 31, 2017 and May 31, 2018.

Advisors also receives management fees as the investment adviser to TIAA-CREF Real Property Fund LP, and is entitled to receive management fees as the investment adviser to the Underlying Funds of the Trust. However, for the Class W shares of the Underlying Funds of the Trust, Advisors has contractually agreed to waive and/or reimburse Class W’s net investment management fees in their entirety so long as such fees are incurred by the Funds directly. Advisors expects this waiver and/or reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. Each Fund directly bears a pro rata share of the investment management fees incurred by Class W of the Underlying Funds of the Trust in which the Fund invests through the Underlying Funds Fee Rate component of the Fund’s management fees, as discussed above, and such fees are reflected as part of “Management fees” in the “Fees and expenses” section of each Fund in this Prospectus. The Funds are not incurring any fees or expenses of TIAA-CREF Real Property Fund LP directly, and its fees and expenses are reflected as part of “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by a Fund) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; (iv) 0.15% of average daily net assets for Advisor Class shares of the Funds; and (v) 0.00% of average daily net assets for Institutional Class shares of the Funds. These expense

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reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement will be available in the Funds’ semiannual shareholder report for the fiscal period ending November 30, 2018. A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s prior Management Agreement is available in the Funds’ annual shareholder report for the fiscal year ended May 31, 2018. For a free copy of the Funds’ shareholder reports, please call 800-842-2252, visit the Funds’ website at www.tiaa.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifecycle Funds
John Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2006

Hans Erickson, CFA Senior Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2006

Steve Sedmak, CFA Vice President	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2016 to Present (strategic allocation research); Voya Investment Management—2006 to 2016 (head of portfolio implementation for the multi-asset strategies group)	2016	2001	2018

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The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA cost allocation methodology then in effect.

Prior to October 1, 2018, the Funds incurred all other expenses of the Underlying Funds of the Trust indirectly as “Acquired Fund fees and expenses” rather than as direct expenses. However, Advisors, in its capacity as administrator to the Funds and the Underlying Funds of the Trust, has contractually agreed to reimburse, for Class W shares of the Underlying Funds of the Trust, Class W’s net other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety so long as the Funds reimburse Advisors for such expenses, as described below. Advisors expects this expense reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. As part of this contractual arrangement, each Fund has agreed to reimburse Advisors for the Fund’s pro rata share of the Class W other expenses of the Underlying Funds of the Trust in which the Fund invests that are reimbursed by Advisors pursuant to the arrangement. Therefore, effective October, 1, 2018, these expenses are reflected as part of “Other expenses” in the “Fees and expenses” section of each Fund in this Prospectus. Any amounts excluded from Advisors’ reimbursement of the net other expenses allocable to Class W shares of the Underlying Funds of the Trust will continue to be incurred indirectly by the Funds and reflected as “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus, as applicable.

Distribution and service arrangements

All classes

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker-dealers, TIAA-CREF Individual & Institutional Services, LLC (“Services”) and Nuveen Securities, LLC, to offer and sell shares of the Funds.

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For Premier Class and Retail Class shares, TPIS may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares, respectively.

Additional information about payments to intermediaries appears in the Funds’ SAI.

Other payments by the Funds

Institutional Class

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

Advisor Class

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the Advisor Class of the Funds, the Funds may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to Advisor Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts.

Premier Class

The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS at the annual rate of up to 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class

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assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

Retirement Class

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares under which each Fund may pay TPIS an annual fee for TPIS’ or other entities’ services related to the sale and promotion of Retirement Class shares and ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may pay TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. To the extent Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds.

The Board of Trustees has not approved the payment of any fees by the Retirement Class of a Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Retirement Class of a Fund. Fees pursuant to the Retirement Class Rule 12b-1 plan may only be imposed upon approval of the Board of Trustees. Retirement Class shareholders will be notified prior to any imposition of a Rule 12b-1 plan fee.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of the Funds pay monthly a fee to Advisors at an annual rate of up to 0.25% of average daily net assets, which is reflected as part of “Other expenses” in the “Fees and expenses” sections of this Prospectus. Advisors may pay Services or other affiliated or unaffiliated persons an administrative charge at an annual rate of 0.25% of average daily net assets attributable to Retirement Class shares to assist it with fulfilling its obligations under the Retirement Class Service Agreement.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

Retail Class

The Retirement Income Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which the Fund pays TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

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Under the plan, the Fund pays TPIS at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and shareholder account maintenance expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

More information about the Fund’s distribution and services arrangements for Retail Class shares appears in the Fund’s SAI.

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These

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servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its NAV per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE American (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern Time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of the Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

To value securities and other instruments held by the Underlying Funds (or the Fund, as applicable) of the Trust (other than for the Money Market Fund), such Underlying Funds (or Fund, as applicable) generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that

TIAA-CREF Lifecycle Funds  ■  Prospectus     135

have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

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Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment option, same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment option, different fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-earned option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital gains option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under

TIAA-CREF Lifecycle Funds  ■  Prospectus     137

“Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions paid from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. By February of each year, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares

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purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 24% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you will have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by

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a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

Your account: purchasing, redeeming
or exchanging shares

Fund shares offered in this Prospectus

The Funds offer five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class. Institutional Class shares are available for purchase directly from the Funds by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Funds directly at 800-223-1200 or www.tiaa.org. Investors should note that certain account minimums may be required for purchasing Institutional Class or Retail Class shares.

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Share class eligibility

Overview

Each share class of a Fund has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this Prospectus.

Definitions

Financial Intermediary Accounts: These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Employee Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Employee Benefit Plans: These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans. The Advisor Class is not available to SEPs, SAR-SEPs, SIMPLE IRAs and Keogh plans.

Eligible Investors: These include both Financial Intermediary Accounts and Employee Benefit Plans.

Direct Purchasers: These accounts are opened directly with the transfer agent for the Funds, DST Asset Manager Solutions, Inc., and include the following: individual, financial advisor, domestic trust and joint accounts; Traditional IRAs and Roth IRAs; corporate and institutional accounts; custodial accounts for a minor child under the Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”); and Coverdell education savings accounts.

Eligibility—Institutional Class and Retail Class

Institutional Class and Retail Class shares are available for purchase by or through the following types of accounts:

• Direct Purchasers;

• Financial Intermediary Accounts;

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• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Eligibility—Advisor Class, Premier Class and Retirement Class

Advisor Class, Premier Class and Retirement Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Investors should note that the following account minimums may be required for initial and subsequent purchases of Institutional Class and Retail Class shares:

• Institutional Class shares: The minimum initial investment is $2 million per Fund account and the minimum subsequent investment is at least $1,000 unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Funds or their affiliates. Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee Benefit Plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

• Retail Class shares: The minimum initial investment is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for

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all other account types. Subsequent investments for all account types must be at least $100.

The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. These minimum account requirements are discussed in more detail below.

There are no minimum account requirements, including initial or subsequent minimum investment requirements, for Advisor Class, Premier Class or Retirement Class shares.

All share classes

Each Fund reserves the right to determine in its sole discretion whether any potential investor is eligible to purchase Institutional Class, Advisor Class, Premier Class, Retirement Class or Retail Class shares. For more information with regard to Institutional Class, Advisor Class, Premier Class or Retirement Class shares, please contact your financial intermediary or you may call the Funds at 800-842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. If you are a Direct Purchaser of Institutional Class shares, please contact your assigned relationship manager (“Relationship Manager”). For more information with regard to Retail Class shares, please call the Funds at 800-223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

Investors in all share classes should be aware that each Fund may from time to time, in its discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

For Direct Purchasers of Institutional Class shares and for Retail Class shares

How to open an account—Institutional Class

Direct Purchasers interested in opening an account to hold Institutional Class shares should request an application from their Relationship Manager, who can answer any questions or help complete the application. The application will need to be submitted directly either to a Relationship Manager or to the Funds via mail. Confirmation that the account has been established will be delivered to the applicant or can be obtained by calling the Funds.

How to open an account—Retail Class

Accounts can be opened via mail or in person. To open an account, send the Funds a completed application with your initial investment. To download an

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application to mail to the Funds, please visit the TIAA Web Center at www.tiaa.org. If you have any questions or need help obtaining or completing the application, call the Funds at 800-223-1200. If you currently hold or in the future intend to hold your Retail Class shares indirectly through a financial intermediary, please contact the intermediary about initiating or making additional purchases of Retail Class shares.

Minimum initial and subsequent investment

For Direct Purchasers of Institutional Class shares, the minimum initial investment is $2 million per Fund account. The minimum initial investment for Retail Class shares in Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for Retail Class shares in all other accounts is $2,500 per Fund account. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

Subsequent investments into the Institutional Class for all account types must be at least $1,000 per Fund account. Subsequent investments into the Retail Class for all account types must be at least $100 per Fund account. Financial intermediaries may enforce their own initial and subsequent investment minimums.

All Retail Class shareholders automatically have the right to buy shares by telephone or through the TIAA Web Center as long as bank account information and a voided check were provided at the time the account was established. If you do not want the telephone/web purchase option, you can indicate this on the application or call the Funds at 800-223-1200 anytime after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800-223-1200, or you may download it from the Funds’ website. The Retail Class imposes a $100,000 per Fund account per day limit on telephone and web purchases.

Transaction methods for purchases

Over the Internet: With TIAA’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional Retail Class shares over the Internet. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org.

By telephone: You can request electronic withdrawals from your designated bank account to buy additional Institutional Class shares by calling your Relationship Manager. You can request electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds by calling 800-223-1200.

Purchasing via mail: Send a check to either of the addresses listed below with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper including your name,

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address, Fund account number, the Fund and class you want to invest in and the amount to be invested in the Funds.

Make checks payable to “The TIAA-CREF Funds.”

First-Class Mail:

The TIAA-CREF Funds—(specify either: “Institutional Class” or “Retail Class”)

c/o DST Asset Manager Solutions, Inc.

P.O. Box 219227

Kansas City, MO 64121-9227

Overnight Mail:

The TIAA-CREF Funds—(specify either: “Institutional Class” or “Retail Class”)

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street, STE 219227

Kansas City, MO 64105-1407

Purchasing via wire: See the section entitled “For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients—Transaction methods for purchases” below.

Purchasing via Automatic Investment Plan for Retail Class shares: You can make subsequent investments into Retail Class shares automatically by electing to utilize the Fund’s automatic investment plan (“Automatic Investment Plan”) on your initial application or later upon request. By electing this option you authorize the Fund to take regular, automatic withdrawals from your bank account. To begin this service, send the Fund a voided checking or savings account investment slip. It will take the Fund up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next Business Day if those days are not Business Days). Investments must be made for at least $100 per Fund account. You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone or over the Internet. The change will take effect approximately five Business Days after the Fund receives your request.

In-kind purchases of shares: Advisors, at its sole discretion, may allow the purchase of shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for a Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If a Fund accepts the securities, the shareholder’s account will be credited with shares equal in NAV to the market value of the securities received. Shareholders investing through a Financial Intermediary Account or Employee Benefit Plan who are interested in making in-kind purchases should contact their Financial Intermediary Account or Employee Benefit Plan sponsor directly. Otherwise,

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shareholders interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Payment limitations: Generally, for Direct Purchasers of Institutional Class shares and for Retail Class shareholders, the Funds will not accept payment in the following forms (exceptions may apply):

• checks made out to you or other parties and signed over to the Funds;

• corporate checks for investment into non-corporate accounts;

• third-party checks except in limited circumstances with regard to subsequent investments (any check not made payable directly to TIAA-CREF Funds will be considered a third-party check); or

• travelers’ checks, money orders, credit card convenience checks, cash, counter checks or starter checks.

Stopped checks: If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer (“EFT”), the Funds may treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your accounts as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check or through EFT.

For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients

For Participants in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA

How to open an account

You should first contact your employer to learn important details necessary to facilitate enrollment in an Employee Benefit Plan. Your employer must notify TIAA that you are eligible to enroll. In many cases, you will be able to use the TIAA Web Center’s online enrollment feature at www.tiaa.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA

PO Box 1259

Charlotte, NC 28201

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Overnight Mail:

TIAA

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering of Institutional Class, Advisor Class, Premier Class and Retirement Class shares to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800-842-2252; or

• using the TIAA website’s account access feature at www.tiaa.org.

For Participants in an Employee Benefit Plan or Financial Intermediary Account not administered by TIAA

How to open an account

Your Financial Intermediary Account or Employee Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in an Employee Benefit Plan, you should first contact your employer to learn important details necessary to facilitate enrollment into the plan.

Other information for Employee Benefit Plans

As a participant in an Employee Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participants through Employee Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through an Employee Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your account. Additionally, the Code limits total annual contributions to most types of Employee Benefit Plans.

Other information for Eligible Investors

Investors purchasing shares through Eligible Investors may purchase shares only in accordance with instructions and limitations pertaining to their account with the Eligible Investor. These Eligible Investors may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary Account or Employee Benefit Plan sponsor for more information.

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Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number

Retail Class:	99052771
All other classes:	99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the Institutional Class would read as follows: “The TIAA-CREF Funds—Institutional Class”;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund or Funds and amount per Fund to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, it may charge you additional fees. Contact your Financial Intermediary Account to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

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Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record. For payments made by check, the Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or EFT, the Funds may treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check, or through EFT.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

All share classes

You can redeem (sell) your shares on any Business Day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary Account may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through an Employee Benefit Plan or Financial Intermediary Account

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administered by TIAA, the Employee Benefit Plan or Financial Intermediary Account may impose further restrictions on the sale of Fund shares.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.) The Funds will only process redemption requests received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent).

For Direct Purchasers, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by EFT or by check. The Funds typically expect to make payments of redemption proceeds by EFT on the next Business Day following receipt of the redemption request in good order. For payment by check, the Funds typically expect to mail the check on the next Business Day following receipt of the redemption request by the Funds in good order.

For Fund shares held through a Financial Intermediary Account, the length of time that the Funds typically expect to pay redemption proceeds may depend on your intermediary. For payments that are made to your intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the intermediary the next Business Day following the Funds’ receipt of the redemption request received in good order from the intermediary. Please contact your intermediary for additional information.

Payment of redemption proceeds may take longer than the time a Fund typically expects. However, in certain circumstances, the payment of redemption proceeds may take up to seven days as permitted by applicable law. For example, the payment of redemption proceeds may be delayed up to seven days (i) during periods of market stress or volatility, (ii) during any period in which an emergency exists so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable or (iii) when a Fund seeks to satisfy especially large redemption requests.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an EFT transaction clears. This can take up to 10 days. There is a 10 calendar day hold from the date of purchase to the first available redemption for all Direct Purchasers redeeming through the TIAA Web Center.

If you request a redemption, the Funds will send the redemption proceeds by check to the address of record, or by EFT to the bank account on file. A letter of instruction with a bank Medallion Signature Guarantee of all owners exactly as registered on the account is required if the redemption proceeds are sent to (i) a bank account not on file, (ii) a bank account that has been added or updated within the last 30 calendar days, (iii) an address other than the address of

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record, or (iv) an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies or member firms of a U.S. stock exchange. A notary public cannot provide a Medallion Signature Guarantee.

The Funds can postpone payment beyond seven days if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds’ transfer agent, acting on behalf of a Fund and acting in reliance on relief granted by the SEC staff, may place a temporary hold on the payment of redemption proceeds from the account of a Direct Purchaser if the transfer agent reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is a natural person (a) age 65 and older, or (b) age 18 and older and whom the Funds’ transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption of any class. The Funds can suspend or terminate your ability to transact by telephone, Internet, or fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

Each Fund typically will pay redemption proceeds using holdings of cash (including cash flows into the Funds) in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. The Funds also may meet redemption requests through overdrafts at the Funds’ custodian, by borrowing under a credit agreement to which the Funds are parties or by borrowing from certain other registered investment companies advised by Advisors or TCIM, including the Funds, under an inter-fund lending program maintained by the Funds and such other registered investment companies pursuant to exemptive relief granted by the SEC. These methods listed in the foregoing sentence are more likely to be used to meet large redemption requests or in times of stressed market conditions. Each Fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a Fund’s assets, whichever is less. For additional information, please see the “In-kind redemptions of shares” section below.

For participants holding shares through an Employee Benefit Plan (Institutional Class, Advisor Class, Premier Class and Retirement Class shares)

A redemption can be part of an exchange into (1) another fund available through your Employee Benefit Plan or (2) another account or IRA.

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If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

For Direct Purchasers, Eligible Investors and their clients (Institutional Class and Retail Class shares)

Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Transaction methods for redemptions

If your shares are held through a Financial Intermediary Account, please contact the intermediary for redemption requirements.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: With TIAA’s Web Center, Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can be redeemed over the Internet subject to any rules imposed by the Employee Benefit Plan or Financial Intermediary Account. Direct Purchasers of Retail Class shares can redeem their shares over the Internet although there is a limit on Internet redemptions. Investors in the Retail Class shares are limited to Internet redemptions of up to $100,000 per Fund account per day. Internet redemptions are not available for self-directed IRA accounts and Coverdell education savings accounts held by Direct Purchasers. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA Relationship Manager or Financial Intermediary Account. Direct Purchasers of Institutional Class shares wishing to make redemption orders by telephone should call their Relationship Manager.

• Participants holding Institutional Class, Advisor Class, Premier Class and Retirement Class shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

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• Direct Purchasers of Retail Class shares can redeem amounts up to $100,000 per Fund account per day by phone.

By systematic redemption plan: For Retail Class shares, you can elect this feature only for accounts with balances of at least $5,000. The applicable Fund will automatically redeem the requested dollar amount or number of shares for Institutional Class, Advisor Class, Premier Class and Retirement Class held in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA on any Business Day between the 1st and 28th of the month or for Retail Class each month or quarter on the 1st or 15th of the month. For all share classes, if the days selected are not Business Days, shares will be redeemed on the following Business Day. Redemptions will be made via check or electronic transfer to your bank.

If you are a Direct Purchaser of Retail Class shares in the Funds and want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you or you may enroll online through the TIAA Web Center. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change. The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling the Funds or through the TIAA Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s or an Underlying Fund’s portfolio (which may consist of either Class W shares of one or more Underlying Funds or actual securities originally held by one or more Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs. In addition, securities redeemed on an in-kind basis will be subject to market risk until sold

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and taxable gains or losses may be incurred when the securities are converted to cash.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any Business Day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy—applicable to all investors” below, (ii) imposed by your financial intermediary or (iii) any limitations under your employer’s Employee Benefit Plan. Shareholders who own shares through an Eligible Investor such as an Employee Benefit Plan or Financial Intermediary Account should contact the Eligible Investor for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary Account or Employee Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

For Direct Purchasers of Institutional Class shares and for Retail Class shareholders, an exchange into a fund in which you already own shares must be for at least $1,000 for Institutional Class and $50 for Retail Class and an exchange to a new fund account must meet the account minimums as stated by account type above (i.e., for Retail Class shares, $2,000 per fund account for IRAs or Coverdell accounts and $2,500 per fund account for all other account types, including custodial (UGMA/UTMA) accounts). For Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

Over the Internet: You can exchange shares using TIAA’s Web Center, which can be accessed through TIAA’s homepage at www.tiaa.org.

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By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and accounts you want to exchange between.

By telephone: If you are a Direct Purchaser of Institutional Class shares, please call your Relationship Manager. For Direct Purchasers of Retail Class shares, please call 800-223-1200. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts administered by TIAA, please call 800-842-2252. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts not administered by TIAA, please contact your plan or intermediary for exchange requirements.

By systematic exchange: Under this feature, TIAA automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. However, the Funds do not offer systematic exchanges for Direct Purchasers in the Institutional Class shares. In addition, for Retail Class shares, you can only elect this feature if the balance of the Fund account from which you are transferring shares is at least $5,000. Retail Class systematic exchanges can occur on the 1st or 15th day of the month or on the following Business Day if those days are not Business Days. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after the Funds receive your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new

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class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your Fund shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer

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agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” anytime after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.

If you hold Institutional Class, Advisor Class, Premier Class or Retirement Class shares through an Eligible Investor, or if you hold Retail Class shares through a financial intermediary, the Eligible Investor or financial intermediary, as applicable, may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.

Large redemptions—applicable to all investors. Please contact the Fund before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum account size.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

• Advisor Class, Premier Class and Retirement Class. There is currently no minimum account size for maintaining an Advisor Class, Premier Class or Retirement Class account. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for

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a Fund’s account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

Account Maintenance Fee—Retail Class. The Funds charge an annual Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value) as of a particular date each year. Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-Employee Benefit Plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs. However, the annual Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer identification number. Regardless of whether you hold your Fund shares directly or through a financial intermediary Account, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing your address.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

• Advisor Class, Premier Class and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days

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(for participants holding shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice about your account—Direct Purchasers only. Neither the Funds nor any affiliate of Advisors nor any service provider to the Funds has provided advice, recommendations or suggestions as to any specific investment decision in the Funds. Shareholders are urged to consult their own advisors before making investment-related decisions, including but not limited to those related to transfers or rollovers from retirement plans, purchases or sales of investments, selection or retention of investment managers, or selection of account beneficiaries.

Customer complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Senior Director, Client Distribution Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies)

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survives all shareholders. You maintain total control over your account during your lifetime.

TIAA Web Center and telephone transactions. The Funds are not liable for losses from unauthorized TIAA Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA’s Web Center or by telephone are genuine. The Funds also record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) plan programs, funds of funds,

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wrap programs, asset allocation programs and other similar programs that are approved by the Funds.

A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing activity. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or Employee Benefit Plan, you may be subject to additional market

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timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

Russell index

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®is a trademark of the Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”).

162     Prospectus  ■  TIAA-CREF Lifecycle Funds

BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s indexes

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the Funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the Funds. S&P Dow Jones Indices has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

TIAA-CREF Lifecycle Funds  ■  Prospectus     163

s&p dow jones indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the s&p target date index series or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. s&p dow jones indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. s&p dow jones indices makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by the funds, owners of the funds, or any other person or entity from the use of the s&p target date index series or with respect to any data related thereto. without limiting any of the foregoing, in no event whatsoever shall s&p dow jones indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possiblity of such damages, whether in contract, tort, strict liability, or otherwise. there are no third party beneficiaries of any agreements or arrangements between s&p dow jones indices and the funds, other than the licensors of s&p dow jones indices.

Additional information about the Trust and the Board of Trustees

A trustee of the Trust (a “Trustee”) who is not an “interested person” of the Trust for purposes of the 1940 Act is deemed to be independent and disinterested when taking action as a Trustee. The Trustees oversee the management of the Trust and each of the Funds on behalf of the Trust, and not on behalf of individual owners of shares of beneficial interest in the Trust. The Trustees, on behalf of the Trust, approve certain service agreements with Advisors and certain other service providers in order to procure necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not third-party beneficiaries of such service agreements. Neither this Prospectus nor any other communication from or on behalf of the Trust creates a contract between a shareholder of a Fund and the Trust, a Fund and/or the Trustees. The Trustees and Trust management may amend this Prospectus and interpret the investment objective, policies and restrictions applicable to any Fund without shareholder input or approval, except as otherwise provided by law or as disclosed by the Trust.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each

164     Prospectus  ■  TIAA-CREF Lifecycle Funds

coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest primarily in equity securities and directly held real estate to Underlying Funds that invest primarily in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

TIAA-CREF Lifecycle Funds  ■  Prospectus     165

Financial highlights

The Financial highlights tables are intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

[____________] serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request by calling 800-842-2252, by visiting the Funds’ website at www.tiaa.org or by visiting the SEC’s website at www.sec.gov.

166     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle Retirement Income Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     167

(continued)

168     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2010 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     169

(continued)

170     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2015 Fund

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(continued)

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Financial highlights

Lifecycle 2020 Fund

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(continued)

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Financial highlights

Lifecycle 2025 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     175

(continued)

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Financial highlights

Lifecycle 2030 Fund

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(continued)

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Financial highlights

Lifecycle 2035 Fund

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(continued)

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Financial highlights

Lifecycle 2040 Fund

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(continued)

182     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2045 Fund

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(continued)

184     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2050 Fund

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(continued)

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Financial highlights

Lifecycle 2055 Fund

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(continued)

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Financial highlights

Lifecycle 2060 Fund

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(concluded)

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For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2019 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202-551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account:

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12013 (_/_)

PROSPECTUS OCTOBER 1, 2019

TIAA-CREF Lifecycle Index Funds

of the TIAA-CREF Funds

Ticker
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the annual and semiannual shareholder reports of the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”) will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on Teachers Insurance and Annuity Association of America’s (“TIAA”) website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you are a direct investor or invest through a TIAA Account, to all funds held with the Funds and any other investment companies within the same group of related investment companies.

This Prospectus describes the Institutional Class, Advisor Class, Premier Class and Retirement Class shares offered by the Funds of the Trust. These Funds comprise the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Index Retirement Income Fund

Investment objective 7

Fees and expenses 7

Shareholder fees 7

Annual Fund operating expenses 7

Example 7

Portfolio turnover 8

Principal investment strategies 8

Principal investment risks 9

Past performance 11

Portfolio management 11

Purchase and sale of Fund shares 12

Tax information 12

Payments to broker-dealers and other financial intermediary compensation 12

Summary information

Lifecycle Index 2010 Fund

Investment objective 14

Fees and expenses 14

Shareholder fees 14

Annual Fund operating expenses 14

Example 14

Portfolio turnover 15

Principal investment strategies 15

Principal investment risks 17

Portfolio management 19

Purchase and sale of Fund shares 19

Tax information 20

Payments to broker-dealers and other financial intermediary compensation 20

Summary information

Lifecycle Index 2015 Fund

Investment objective 21

Fees and expenses 21

Shareholder fees 21

Annual Fund operating expenses 21

Example 21

Portfolio turnover 22

Principal investment strategies 22

Principal investment risks 24

Past performance 25

Portfolio management 26

Purchase and sale of Fund shares 26

Tax information 27

Payments to broker-dealers and other financial intermediary compensation 27

Summary information

Lifecycle Index 2020 Fund

Investment objective 28

Fees and expenses 28

Shareholder fees 28

Annual Fund operating expenses 28

Example 28

Portfolio turnover 29

Principal investment strategies 29

Principal investment risks 31

Past performance 32

Portfolio management 33

Purchase and sale of Fund shares 33

Tax information 34

Payments to broker-dealers and other financial intermediary compensation 34

Summary information

Lifecycle Index 2025 Fund

Investment objective 35

Fees and expenses 35

Shareholder fees 35

Annual Fund operating expenses 35

Example 35

Portfolio turnover 36

Principal investment strategies 36

Principal investment risks 38

Past performance 39

Portfolio management 40

Purchase and sale of Fund shares 40

Tax information 41

Payments to broker-dealers and other financial intermediary compensation 41

Summary information

Lifecycle Index 2030 Fund

Investment objective 42

Fees and expenses 42

Shareholder fees 42

Annual Fund operating expenses 42

Example 42

Portfolio turnover 43

Principal investment strategies 43

Principal investment risks 45

Past performance 46

Portfolio management 47

Purchase and sale of Fund shares 47

Tax information 48

Payments to broker-dealers and other financial intermediary compensation 48

Summary information

Lifecycle Index 2035 Fund

Investment objective 49

Fees and expenses 49

Shareholder fees 49

Annual Fund operating expenses 49

Example 49

Portfolio turnover 50

Principal investment strategies 50

Principal investment risks 52

Past performance 53

Portfolio management 54

Purchase and sale of Fund shares 54

Tax information 55

Payments to broker-dealers and other financial intermediary compensation 55

Summary information

Lifecycle Index 2040 Fund

Investment objective 56

Fees and expenses 56

Shareholder fees 56

Annual Fund operating expenses 56

Example 56

Portfolio turnover 57

Principal investment strategies 57

Principal investment risks 59

Past performance 60

Portfolio management 61

Purchase and sale of Fund shares 61

Tax information 62

Payments to broker-dealers and other financial intermediary compensation 62

Summary information

Lifecycle Index 2045 Fund

Investment objective 63

Fees and expenses 63

Shareholder fees 63

Annual Fund operating expenses 63

Example 63

Portfolio turnover 64

Principal investment strategies 64

Principal investment risks 66

Past performance 67

Portfolio management 68

Purchase and sale of Fund shares 68

Tax information 69

Payments to broker-dealers and other financial intermediary compensation 69

Summary information

Lifecycle Index 2050 Fund

Investment objective 70

Fees and expenses 70

Shareholder fees 70

Annual Fund operating expenses 70

Example 70

Portfolio turnover 71

Principal investment strategies 71

Principal investment risks 73

Past performance 74

Portfolio management 75

Purchase and sale of Fund shares 75

Tax information 76

Payments to broker-dealers and other financial intermediary compensation 76

Summary information

Lifecycle Index 2055 Fund

Investment objective 77

Fees and expenses 77

Shareholder fees 77

Annual Fund operating expenses 77

Example 77

Portfolio Turnover 78

Principal investment strategies 78

Principal investment risks 80

Past performance 81

Portfolio management 82

Purchase and sale of Fund shares 82

Tax information 83

Payments to broker-dealers and other financial intermediary compensation 83

Summary information

Lifecycle Index 2060 Fund

Investment objective 84

Fees and expenses 84

Shareholder fees 84

Annual Fund operating expenses 84

Example 84

Portfolio turnover 85

Principal investment strategies 85

Principal investment risks 87

Past performance 88

Portfolio management 89

Purchase and sale of Fund shares 89

Tax information 90

Payments to broker-dealers and other financial intermediary compensation 90

Additional information about investment strategies and risks 90

Additional information about the Funds 90

More about the Funds’ strategy 91

Additional information about the Funds’ broad-based securities market indices 93

Additional information about the Funds’ composite benchmark indices 93

Additional information about the Underlying Funds 95

Additional information on investment risks of the Funds and Underlying Funds 97

Principal risks of the Funds 97

Additional risks of the Funds 102

Additional information on investment strategies and risks of the Funds and Underlying Funds 106

Portfolio holdings 109

Portfolio turnover 109

Share classes 110

Management of the Funds 110

The Funds’ investment adviser 110

Investment management fees 111

Portfolio management team 114

Other services 114

Distribution and service arrangements 115

All classes 115

Other payments by the Funds 116

Other payments by TPIS, Advisors or their affiliates 117

Calculating share price 118

Dividends and distributions 120

Taxes 121

Your account: purchasing, redeeming or exchanging shares 124

Fund shares offered in this Prospectus 124

Share class eligibility 124

Purchasing shares 126

Redeeming shares 131

Exchanging shares 135

Conversion of shares–applicable to all investors 137

Important transaction information 138

Market timing/excessive trading policy–applicable to all investors 140

Electronic prospectuses 142

Additional information about index providers 142

Additional information about the Trust and the Board of Trustees 145

Glossary 145

Financial highlights 146

Summary information

TIAA-CREF Lifecycle Index Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Maximum Account Fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     7

the table above, but that there will be no fee waiver or expense reimbursement arrangements in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in retirement (i.e., have already passed their retirement year) and may have begun taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which may change, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: _____%; and Inflation-Protected Assets: _____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income) and Inflation-Linked Bond Fund (Inflation-Protected Assets).

8     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. The Fund has relatively fixed asset allocations that will not gradually adjust over time. Underlying Fund allocations may change from year to year.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     9

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

10     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index Retirement Income Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     11

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by

12     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     13

Summary information

TIAA-CREF Lifecycle Index 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

14     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in, or planned to retire within a few years of, 2010 and who may have begun taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 20.00% equity/80.00% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     15

_____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

16     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Index Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     17

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

18     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     19

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     21

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in, or planned to retire within a few years of, 2015 and who may have begun taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2015 and will reach the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020 which will change over time, are approximately as follows: U.S. Equity:

22     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

_____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     23

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

24     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     25

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

26     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     27

Summary information

TIAA-CREF Lifecycle Index 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

28     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2020 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     29

_____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

30     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     31

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

32     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     33

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     35

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2025 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

36     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

_____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     37

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

38     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     39

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

40     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     41

Summary information

TIAA-CREF Lifecycle Index 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

42     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2030 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     43

_____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

44     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     45

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

46     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     47

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     49

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2035 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

50     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

_____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     51

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

52     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     53

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

54     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     55

Summary information

TIAA-CREF Lifecycle Index 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

56     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2040 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2067 to 2070. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     57

_____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

58     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     59

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

60     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     61

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     63

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2045 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2072 to 2075. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

64     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

_____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     65

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

66     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     67

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

68     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     69

Summary information

TIAA-CREF Lifecycle Index 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

70     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2050 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2077 to 2080. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     71

_____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

72     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     73

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

74     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2050 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2009	since 2009	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     75

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     77

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2055 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately _____% equity/______% fixed-income at some point from 2082 to 2085. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

78     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

_____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Market Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     79

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

80     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     81

and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2055 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2011	since 2011	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

82     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     83

Summary information

TIAA-CREF Lifecycle Index 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

84     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was [___] of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 27 to 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2060 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), currently expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately 20.00% equity/80.00% fixed-income at some point from 2087 to 2090. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     85

_____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 27 to 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

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date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Index Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

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strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018,

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and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2060 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2018

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Steve Sedmak, CFA
Title:	Senior Managing Director	Managing Director	Vice President
Experience on Fund:	since 2014	since 2014	since 2018

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank

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and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There are no minimum initial or subsequent investment requirements for Advisor Class, Premier Class or Retirement Class shares.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks of the Funds

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Index Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a Fund’s target retirement year approaches and for approximately 27 to 30 years

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afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Index Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

Each of the Lifecycle Index Funds has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek an investment return that tracks particular market indices.

The Lifecycle Index Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that a Fund will achieve its investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Index Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

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Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2020, how the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and non-equity asset classes and each Fund’s current position on the glidepath. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ investment glidepath

Rebalancing

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

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Other potential investments

In addition to seeking equity and fixed-income market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).

A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

Additional information about the Funds’ broad-based securities market indices

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes, and provides a more relevant benchmark for each Fund’s performance as compared to its broad-based market index. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s equity and fixed-income target allocations. When the composite index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite index performance for periods prior to the change is not recalculated or restated based on the composite index’s new allocation but rather reflects the composite index’s actual allocation during the period.

The five market sectors and the related benchmark indices for the Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI EAFE® Index + MSCI Emerging Markets® Index (the “MSCI EM Index,” and together with the MSCI EAFE Index, the “MSCI EAFE + EM Index”)); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Bloomberg

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Barclays U.S. 1–3 Year Government/Credit Bond Index); and Inflation-Protected Assets (Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index).

For performance during periods commencing February 1, 2011, the MSCI EAFE + EM Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing October 1, 2015, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index will be the market sector index component for Short-Term Fixed-Income in the Composite Index. For performance periods commencing January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) as the market sector index component for Inflation-Protected Assets.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa.org.

The benchmark indices for the Funds are described below.

Russell 3000 Index (U.S. Equity)

The Russell 3000 Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to Frank Russell Company (“Russell”)). Russell 3000 Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2019, the Russell 3000 Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 3000 Index was $_____ billion. Russell determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE + EM Index (International Equity)

The MSCI EAFE + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the Far East) and in 21 MSCI emerging countries. The MSCI EAFE + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume, significant owners and other factors.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a

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combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Bloomberg Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. As of June 30, 2019, this index contained approximately _____ issues. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar-denominated. To be selected for inclusion in the Bloomberg Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS)
1–10 Year Index (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (the “Bloomberg Barclays TIPS 1–10 Index”) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg Barclays TIPS 1–10 Index, the securities must have a minimum maturity of 1 year and a maximum maturity of 9.9999 years, with a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for

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the Class W shares of the Underlying Funds of the Trust at www.tiaa.org/prospectuses.

Fund	Investment objective, strategies and benchmark
Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities to track the overall U.S. equity markets based on a market index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities of its benchmark index, the Russell 3000 Index.

Emerging Markets Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on market index. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise its benchmark index, the MSCI EM Index, or in instruments with economic characteristics similar to all or a portion of the MSCI EM Index.

International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE Index, which is also its benchmark index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the MSCI EAFE Index.

Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities (including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities) that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund has a policy of investing in at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Bloomberg Barclays U.S. Aggregate Bond Index.

Short-Term Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the short-term U.S. investment-grade bond market. Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the CPI-U, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U.

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Additional information on investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities, but the Funds may also directly invest in such securities or other financial instruments. Each Fund is subject to asset allocation risk, index risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly and indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Principal risks of the Funds

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocations among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocations for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocations can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Index risk

Each of the Lifecycle Index Funds may invest in the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Short-Term Bond Index Fund and the Bond Index Fund (each, an “Underlying Index Fund” and collectively, the “Underlying Index Funds”). Index risk is the risk that the performance of an Underlying Index Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although each Underlying Index Fund generally attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not

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reduced by investment and other operating expenses, and therefore, the ability of an Underlying Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of the Underlying Index Funds can guarantee that its performance will match or exceed its index for any period of time.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments not already described above are described in the “Equity securities risks” and “Fixed-income securities risks” sections below.

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds that invest primarily in equity securities (the “Equity Underlying Funds”). In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Equity Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Equity Underlying Fund, or both):

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be

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more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds that invest primarily in fixed-income securities (the “Fixed-Income Underlying Funds”). Each Fund, directly or through its investments in one or more Fixed-Income Underlying Funds, is typically subject to the following principal investment risks related to fixed-income securities (in the following risk descriptions “Fund” may refer to the Fund, a Fixed-Income Underlying Fund, or both):

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the

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payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or

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variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• U.S. Government Securities Risk—U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent a Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or

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instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Additional Risks of the Funds

In addition to the Funds’ principal risks noted above, below are some additional risks to which the Funds may have exposure depending upon their particular allocation to the various Underlying Funds (in the following risks descriptions “Fund” may refer to a Fund, an Underlying Fund or both):

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes

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in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities,

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meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. There is also a risk that unusually high redemption requests, including redemption requests from certain large shareholders (such as institutional investors) or asset allocation changes, may make it difficult for a Fund to sell investments in sufficient time to allow it to meet redemptions or require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions. In October 2016, the SEC adopted new regulations that may limit a Fund’s ability to invest in illiquid and less liquid investments, which may adversely affect a Fund’s performance and ability to achieve its investment objective. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause a Fund to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

• Index Risk—The risk that the performance of an indexed Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although an indexed Fund attempts to use the investment performance of its particular index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no indexed Fund can guarantee that its performance will match its index for any period of time.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

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• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit a Fund from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values of portfolio holdings and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments with longer durations or maturities may face heightened levels of liquidity risk.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

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• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies are often less liquid than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in each case relative to historical trends, which may increase a Fund’s exposure to illiquid investments risk. As a result, a Fund’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Fund from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Special Risks for Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

In addition to the investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information on investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Equity Index Fund, the Emerging Markets Equity Index Fund and the International Equity Index Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term

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investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may invest in fixed-income investments to obtain current income, to use cash balances effectively and in circumstances when Advisors determines that the risk of loss from equity securities outweighs the potential for capital gains or higher income. For a general discussion of fixed-income investments, see “Investment policies—Debt instruments generally” in the Funds’ SAI. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as ETFs. A Fund and/or an Equity Fund may also invest in ETFs as well as ETNs for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are

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represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to net asset value (“NAV”). In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may

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not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures, options and swaps which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own. Changes in regulation relating to a mutual fund’s use of derivatives could potentially limit or impact an Underlying Fund’s or a Fund’s ability to invest in derivatives and adversely affect the value or performance of derivatives, the Underlying Funds and the Fund.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives. Cash assets are generally not income-generating and would impact a Fund’s performance.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocations. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear transaction costs, including brokerage commissions, when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial highlights. The Funds are not subject to a

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specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher portfolio turnover rate. A high portfolio turnover rate for an Underlying Fund generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Underlying Fund and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Institutional Class, Advisor Class, Premier Class and Retirement Class shares in this Prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of TIAA. TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2019, Advisors and TCIM together had approximately $___ billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at-cost.” The Funds

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offered in the Prospectus, however, pay the management fees and other expenses that are described in the tables of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the Underlying Funds of the Trust. As part of a shift to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements discussed further below, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other waivers/reimbursements) allocable to Class W shares of the Underlying Funds of the Trust in which the Funds invest. These fees and expenses are therefore reflected as part of each Fund’s “Management fees” and “Other expenses,” respectively, in the “Fees and expenses” section of each Fund in this Prospectus instead of being presented as “Acquired Fund fees and expenses.” Prior to October 1, 2018, the fees and expenses of the Institutional Class shares of the Underlying Funds of the Trust in which the Funds invested were not incurred directly by the Funds, and were instead reflected as a Fund’s “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus.

Under the terms of the Management Agreement, Advisors is entitled to a fee that, effective October 1, 2018, is made up of two components, which are added together to create the total investment management fee. The first component, the Asset Allocation Fee Rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds Fee Rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W investment management fee waiver and/or reimbursement

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arrangement discussed below), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Prior to October 1, 2018, each Fund’s management fee was made up of only the Asset Allocation Fee Rate. Advisors has contractually agreed to waive a portion of the Asset Allocation Fee Rate component of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.10% for the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.09% for the Lifecycle Index 2020 Fund; 0.082% for the Lifecycle Index 2025 Fund; 0.08% for the Lifecycle Index 2030 Fund; 0.069% for the Lifecycle Index 2035 Fund; 0.07% for the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.06% for the Lifecycle Index 2055 and 2060 Funds. Advisors has also contractually agreed to waive a portion of the Underlying Funds Fee Rate component of the management fee of the Lifecycle Index Retirement Income Fund equal to, on an annual basis, 0.002% of the average daily net assets of the Fund. These waivers will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees. Due to waivers that were in place prior to October 1, 2018, during the fiscal period ended May 31, 2018, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund; 0.00% for the Lifecycle Index Retirement Income, 2010 and 2015 Funds, 0.01% for the Lifecycle Index 2020 and 2025 Funds; 0.02% for the Lifecycle Index 2030 and 2035 Funds; and 0.03% for the Lifecycle Index 2040, 2045, 2050, 2055 and 2060 Funds.

Advisors also is entitled to receive management fees as the investment adviser to the Underlying Funds of the Trust. However, for the Class W shares of the Underlying Funds of the Trust, Advisors has contractually agreed to waive and/or reimburse Class W’s net investment management fees in their entirety so long as such fees are incurred by the Funds directly. Advisors expects this waiver and/or reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. Each Fund directly bears a pro rata share of the investment management fees incurred by Class W of the Underlying Funds of the Trust in which the Fund invests through the Underlying Funds Fee Rate component of the Fund’s management fee, as discussed above, and such fees are reflected as part of “Management fees” in the “Fees and expenses” section of each Fund in this Prospectus.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by a Fund) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.26% of average daily net assets for Retirement Class shares of the Lifecycle Index 2020 Fund; 0.268% of average daily net assets for Retirement Class shares of the Lifecycle

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Index 2025 Fund; 0.27% of average daily net assets for Retirement Class shares of the Lifecycle Index 2030 Fund; 0.281% of average daily net assets for Retirement Class shares of the Lifecycle Index 2035 Fund; 0.28% of average daily net assets for Retirement Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.29% for Retirement Class shares of the Lifecycle Index 2055 and 2060 Funds; (ii) 0.15% of average daily net assets for Premier Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.16% of average daily net assets for Premier Class shares of the Lifecycle Index 2020 Fund; 0.168% of average daily net assets for Premier Class shares of the Lifecycle Index 2025 Fund; 0.17% of average daily net assets for Premier Class shares of the Lifecycle Index 2030 Fund; 0.181% of average daily net assets for Premier Class shares of the Lifecycle Index 2035 Fund; 0.18% of average daily net assets for Premier Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.19% of average daily net assets for Premier Class shares of the Lifecycle Index 2055 and 2060 Funds; (iii) 0.15% of average daily net assets for Advisor Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.16% of average daily net assets for Advisor Class shares of the Lifecycle Index 2020 Fund; 0.168% of average daily net assets for Advisor Class shares of the Lifecycle Index 2025 Fund; 0.17% of average daily net assets for Advisor Class shares of the Lifecycle Index 2030 Fund; 0.181% of average daily net assets for Advisor Class shares of the Lifecycle Index 2035 Fund; 0.18% of average daily net assets for Advisor Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.19% of average daily net assets for Advisor Class shares of the Lifecycle Index 2055 and 2060 Funds; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.01% of average daily net assets for Institutional Class shares of the Lifecycle Index 2020 Fund; 0.018% of average daily net assets for Institutional Class shares of the Lifecycle Index 2025 Fund; 0.02% of average daily net assets for Institutional Class shares of the Lifecycle Index 2030 Fund; 0.031% of average daily net assets for Institutional Class shares of the Lifecycle Index 2035 Fund; 0.03% of average daily net assets for Institutional Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.04% of average daily net assets for Institutional Class shares of the Lifecycle Index 2055 and 2060 Funds. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement will be available in the Funds’ semiannual shareholder report for the fiscal period ending November 30, 2018. A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s prior Management Agreement is available in the Funds’ annual shareholder report for the fiscal year ended May 31, 2018. For a free copy of the

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Funds’ shareholder reports, please call 800-842-2252, visit the Funds’ website at www.tiaa.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifecycle Index Funds
John Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2009
Hans Erickson, CFA Senior Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2009
Steve Sedmak, CFA Vice President	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2016 to Present (strategic allocation research); Voya Investment Management—2006 to 2016 (head of portfolio implementation for the multi-asset strategies group)	2016	2001	2018

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

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For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA cost allocation methodology then in effect.

Prior to October 1, 2018, the Funds incurred all other expenses of the Underlying Funds of the Trust indirectly as “Acquired Fund fees and expenses” rather than as direct expenses. However, Advisors, in its capacity as administrator to the Funds and the Underlying Funds of the Trust, has contractually agreed to reimburse, for Class W shares of the Underlying Funds of the Trust, Class W’s net other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety so long as the Funds reimburse Advisors for such expenses, as described below. Advisors expects this expense reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. As part of this contractual arrangement, each Fund has agreed to reimburse Advisors for the Fund’s pro rata share of the Class W other expenses of the Underlying Funds of the Trust in which the Fund invests that are reimbursed by Advisors pursuant to the arrangement. Therefore, effective October, 1, 2018, these expenses are reflected as part of “Other expenses” in the “Fees and expenses” section of each Fund in this Prospectus. Any amounts excluded from Advisors’ reimbursement of the net other expenses allocable to Class W shares of the Underlying Funds of the Trust will continue to be incurred indirectly by the Funds and reflected as “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus, as applicable.

Distribution and service arrangements

All classes

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker-dealers, TIAA-CREF Individual & Institutional Services, LLC (“Services”) and Nuveen Securities, LLC, to offer and sell shares of the Funds. For Premier Class shares, TPIS may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class shares.

Additional information about payments to intermediaries appears in the Funds’ SAI.

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Other payments by the Funds

Institutional Class

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

Advisor Class

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the Advisor Class of the Funds, the Funds may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to Advisor Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts.

Premier Class

The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS at the annual rate of up to 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

Retirement Class

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares under which each Fund may pay TPIS an annual fee for

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TPIS’ or other entities’ services related to the sale and promotion of Retirement Class shares and ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may pay TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. To the extent Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds.

The Board of Trustees has not approved the payment of any fees by the Retirement Class of a Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Retirement Class of a Fund. Fees pursuant to the Retirement Class Rule 12b-1 plan may only be imposed upon approval of the Board of Trustees. Retirement Class shareholders will be notified prior to any imposition of a Rule 12b-1 plan fee.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of the Funds pay monthly a fee to Advisors at an annual rate of up to 0.25% of average daily net assets, which is reflected as part of “Other expenses” in the “Fees and expenses” sections of this Prospectus. Advisors may pay Services or other affiliated or unaffiliated persons an administrative charge at an annual rate of 0.25% of average daily net assets attributable to Retirement Class shares to assist it with fulfilling its obligations under the Retirement Class Service Agreement.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and

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recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its NAV per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE American (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern Time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of

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the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of the Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

To value securities and other instruments held by the Underlying Funds (or the Fund, as applicable) of the Trust such Underlying Funds (or Fund, as applicable) generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the

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Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment option, same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

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2. Reinvestment option, different fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-earned option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital gains option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions paid from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. By February of each year, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

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A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 24% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the

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dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you will have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

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Your account: purchasing, redeeming
or exchanging shares

Fund shares offered in this Prospectus

The Funds offer four share classes: Institutional Class, Advisor Class, Premier Class and Retirement Class. Institutional Class shares are available for purchase directly from the Funds by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Investors should note that certain account minimums may be required for purchasing Institutional Class shares.

Share class eligibility

Overview

Each share class of a Fund has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this Prospectus.

Definitions

Financial Intermediary Accounts: These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Employee Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Employee Benefit Plans: These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans. The Advisor Class is not available to SEPs, SAR-SEPs, SIMPLE IRAs and Keogh plans.

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Eligible Investors: These include both Financial Intermediary Accounts and Employee Benefit Plans.

Direct Purchasers: These accounts are opened directly with the transfer agent for the Funds, DST Asset Manager Solutions, Inc. and include Eligible Investors.

Eligibility—Institutional Class

Institutional Class shares are available for purchase by or through the following types of accounts:

• Direct Purchasers;

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Eligibility—Advisor Class, Premier Class and Retirement Class

Advisor Class, Premier Class and Retirement Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Investors should note that the following account minimums may be required for initial and subsequent purchases of Institutional Class shares:

• The minimum initial investment is $10 million per Fund account and the minimum subsequent investment is at least $1,000 unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Funds or their affiliates. Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or

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subsequent investment minimums. Employee Benefit Plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. These minimum account requirements are discussed in more detail below.

There are no minimum account requirements, including initial or subsequent minimum investment requirements, for Advisor Class, Premier Class or Retirement Class shares.

All share classes

Each Fund reserves the right to determine in its sole discretion whether any potential investor is eligible to purchase Institutional Class, Advisor Class, Premier Class and Retirement Class shares. For more information with regard to Institutional Class, Advisor Class, Premier Class or Retirement Class shares, please contact your financial intermediary or you may call the Funds at 800-842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. If you are a Direct Purchaser of Institutional Class shares, please contact your assigned relationship manager (“Relationship Manager”).

Investors in all share classes should be aware that each Fund may from time to time, in its discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

For Direct Purchasers of Institutional Class shares

How to open an account—Institutional Class

Direct Purchasers interested in opening an account to hold Institutional Class shares should request an application from their Relationship Manager, who can answer any questions or help complete the application. The application will need to be submitted directly either to a Relationship Manager or to the Funds via mail. Confirmation that the account has been established will be delivered to the applicant or can be obtained by calling the Funds.

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Minimum initial and subsequent investment

For Direct Purchasers of Institutional Class shares, the minimum initial investment is $10 million per Fund account. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

Subsequent investments into the Institutional Class for all account types must be at least $1,000 per Fund account. Financial intermediaries may enforce their own initial and subsequent investment minimums.

Transaction methods for purchases

By telephone: You can request electronic withdrawals from your designated bank account to buy additional Institutional Class shares by calling your Relationship Manager.

Purchasing via mail: Send a check to either of the addresses listed below with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper including your name, address, Fund account number, the Fund and class you want to invest in and the amount to be invested in the Funds.

Make checks payable to “The TIAA-CREF Funds.”

First-Class Mail:

The TIAA-CREF Funds—Institutional Class

c/o DST Asset Manager Solutions, Inc.

P.O. Box 219227

Kansas City, MO 64121-9227

Overnight Mail:

The TIAA-CREF Funds—Institutional Class

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street, STE 219227

Kansas City, MO 64105-1407

Purchasing via wire: See the section entitled “For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients—Transaction methods for purchases” below.

In-kind purchases of shares: Advisors, at its sole discretion, may allow the purchase of shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for a Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If a Fund accepts the securities, the shareholder’s account will be credited with shares equal in NAV to the market value of the securities received. Shareholders

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investing through a Financial Intermediary Account or Employee Benefit Plan who are interested in making in-kind purchases should contact their Financial Intermediary Account or Employee Benefit Plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Payment limitations: Generally, for Direct Purchasers of Institutional Class shares, the Funds will not accept payment in the following forms (exceptions may apply):

• checks made out to you or other parties and signed over to the Funds;

• corporate checks for investment into non-corporate accounts;

• third-party checks except in limited circumstances with regard to subsequent investments (any check not made payable directly to TIAA-CREF Funds will be considered a third-party check); or

• travelers’ checks, money orders, credit card convenience checks, cash, counter checks or starter checks.

Stopped checks: If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer (“EFT”), the Funds may treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your accounts as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check or through EFT.

For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients

For Participants in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA

How to open an account

You should first contact your employer to learn important details necessary to facilitate enrollment in an Employee Benefit Plan. Your employer must notify TIAA that you are eligible to enroll. In many cases, you will be able to use the TIAA Web Center’s online enrollment feature at www.tiaa.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA Relationship Manager or to either of the addresses below:

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First-Class or Standard Mail:

TIAA

PO Box 1259

Charlotte, NC 28201

Overnight Mail:

TIAA

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering of Institutional Class, Advisor Class, Premier Class and Retirement Class shares to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800-842-2252; or

• using the TIAA website’s account access feature at www.tiaa.org.

For Participants in an Employee Benefit Plan or Financial Intermediary Account not administered by TIAA

How to open an account

Your Financial Intermediary Account or Employee Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in an Employee Benefit Plan, you should first contact your employer to learn important details necessary to facilitate enrollment into the plan.

Other information for Employee Benefit Plans

As a participant in an Employee Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participants through Employee Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through an Employee Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your account. Additionally, the Code limits total annual contributions to most types of Employee Benefit Plans.

Other information for Eligible Investors

Investors purchasing shares through Eligible Investors may purchase shares only in accordance with instructions and limitations pertaining to their account with the Eligible Investor. These Eligible Investors may set different minimum

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investment requirements for their customers’ investments. Please contact your Financial Intermediary Account or Employee Benefit Plan sponsor for more information.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number (all classes) 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the Institutional Class would read as follows: “The TIAA-CREF Funds—Institutional Class”;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund or Funds and amount per Fund to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, it may charge you additional fees. Contact your

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Financial Intermediary Account to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record. For payments made by check, the Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or EFT, the Funds may treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check, or through EFT.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

All share classes

You can redeem (sell) your shares on any Business Day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary Account may have different

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requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, the Employee Benefit Plan or Financial Intermediary Account may impose further restrictions on the sale of Fund shares.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.) The Funds will only process redemption requests received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent).

For Direct Purchasers, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by EFT or by check. The Funds typically expect to make payments of redemption proceeds by EFT on the next Business Day following receipt of the redemption request in good order. For payment by check, the Funds typically expect to mail the check on the next Business Day following receipt of the redemption request by the Funds in good order.

For Fund shares held through a Financial Intermediary Account, the length of time that the Funds typically expect to pay redemption proceeds may depend on your intermediary. For payments that are made to your intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the intermediary the next Business Day following the Funds’ receipt of the redemption request received in good order from the intermediary. Please contact your intermediary for additional information.

Payment of redemption proceeds may take longer than the time a Fund typically expects. However, in certain circumstances, the payment of redemption proceeds may take up to seven days as permitted by applicable law. For example, the payment of redemption proceeds may be delayed up to seven days (i) during periods of market stress or volatility, (ii) during any period in which an emergency exists so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable or (iii) when a Fund seeks to satisfy especially large redemption requests.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an EFT transaction clears. This can take up to 10 days.

If you request a redemption, the Funds will send the redemption proceeds by check to the address of record, or by EFT to the bank account on file. A letter of instruction with a bank Medallion Signature Guarantee of all owners exactly as registered on the account is required if the redemption proceeds are sent to (i) a bank account not on file, (ii) a bank account that has been added or updated within the last 30 calendar days, (iii) an address other than the address of

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record, or (iv) an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies or member firms of a U.S. stock exchange. A notary public cannot provide a Medallion Signature Guarantee.

The Funds can postpone payment beyond seven days if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds’ transfer agent, acting on behalf of a Fund and acting in reliance on relief granted by the SEC staff, may place a temporary hold on the payment of redemption proceeds from the account of a Direct Purchaser if the transfer agent reasonably believes that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is a natural person (a) age 65 and older, or (b) age 18 and older and whom the Funds’ transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption of any class. The Funds can suspend or terminate your ability to transact by telephone, Internet, or fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

Each Fund typically will pay redemption proceeds using holdings of cash (including cash flows into the Funds) in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. The Funds also may meet redemption requests through overdrafts at the Funds’ custodian, by borrowing under a credit agreement to which the Funds are parties or by borrowing from certain other registered investment companies advised by Advisors or TCIM, including the Funds, under an inter-fund lending program maintained by the Funds and such other registered investment companies pursuant to exemptive relief granted by the SEC. These methods listed in the foregoing sentence are more likely to be used to meet large redemption requests or in times of stressed market conditions. Each Fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a Fund’s assets, whichever is less. For additional information, please see the “In-kind redemptions of shares” section below.

For participants holding shares through an Employee Benefit Plan (Institutional Class, Advisor Class, Premier Class and Retirement Class shares)

A redemption can be part of an exchange into (1) another fund available through your Employee Benefit Plan or (2) another account or IRA.

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If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

For Direct Purchasers, Eligible Investors and their clients (Institutional Class shares)

Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Transaction methods for redemptions

If your shares are held through a Financial Intermediary Account, please contact the intermediary for redemption requirements.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: With TIAA’s Web Center, Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can be redeemed over the Internet subject to any rules imposed by the Employee Benefit Plan or Financial Intermediary Account. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA Relationship Manager or Financial Intermediary Account. Direct Purchasers of Institutional Class shares wishing to make redemption orders by telephone should call their Relationship Manager.

• Participants holding Institutional Class, Advisor Class, Premier Class and Retirement Class shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: The applicable Fund will automatically redeem the requested dollar amount or number of shares for Institutional Class, Advisor Class, Premier Class and Retirement Class held in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA on any Business Day between the 1st and 28th of the month. For all share classes, if the days

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selected are not Business Days, shares will be redeemed on the following Business Day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change. The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling the Funds or through the TIAA Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s or an Underlying Fund’s portfolio (which may consist of either Class W shares of one or more Underlying Funds or actual securities originally held by one or more Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs. In addition, securities redeemed on an in-kind basis will be subject to market risk until sold and taxable gains or losses may be incurred when the securities are converted to cash.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any Business Day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy—applicable to all investors” below, (ii) imposed by your financial intermediary or (iii) any limitations under your employer’s Employee Benefit Plan. Shareholders who own shares through an Eligible Investor such as an Employee Benefit Plan or Financial Intermediary Account should contact the Eligible Investor for exchange requests.

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Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary Account or Employee Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

For Direct Purchasers of Institutional Class shares, an exchange into a fund in which you already own shares must be for at least $1,000. For Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

Over the Internet: You can exchange shares using TIAA’s Web Center, which can be accessed through TIAA’s homepage at www.tiaa.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and accounts you want to exchange between.

By telephone: If you are a Direct Purchaser of Institutional Class shares, please call your Relationship Manager. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts administered by TIAA, please call 800-842-2252. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts not administered by TIAA, please contact your plan or intermediary for exchange requirements.

By systematic exchange: Under this feature, TIAA automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. However, the Funds do not offer systematic exchanges for Direct Purchasers in the Institutional Class shares. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the

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amount or frequency of exchanges will become effective within five days after the Funds receive your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your Fund shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

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Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” anytime after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.

If you hold Institutional Class, Advisor Class, Premier Class or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.

Large redemptions—applicable to all investors. Please contact the Fund before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund

138     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum account size.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

• Advisor Class, Premier Class and Retirement Class. There is currently no minimum account size for maintaining an Advisor Class, Premier Class or Retirement Class account. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

Taxpayer identification number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary Account, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing your address.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

• Advisor Class, Premier Class and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     139

may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice about your account—Direct Purchasers only. Neither the Funds nor any affiliate of Advisors nor any service provider to the Funds has provided advice, recommendations or suggestions as to any specific investment decision in the Funds. Shareholders are urged to consult their own advisors before making investment-related decisions, including but not limited to those related to transfers or rollovers from retirement plans, purchases or sales of investments, selection or retention of investment managers, or selection of account beneficiaries.

Customer complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Senior Director, Client Distribution Services.

TIAA Web Center and telephone transactions. The Funds are not liable for losses from unauthorized TIAA Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA’s Web Center or by telephone are genuine. The Funds also record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As

140     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) plan programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds.

A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing activity. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     141

The Funds seek to apply their market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or Employee Benefit Plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

Russell index

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®is a trademark of the Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

.

142     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s indexes

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the Funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     143

S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the Funds. S&P Dow Jones Indices has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

s&p dow jones indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the s&p target date index series or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. s&p dow jones indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. s&p dow jones indices makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by the funds, owners of the funds, or any other person or entity from the use of the s&p target date index series or with respect to any data related thereto. without limiting any of the foregoing, in no event whatsoever shall s&p dow jones indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possiblity of such damages, whether in contract, tort, strict liability, or otherwise. there are no third party beneficiaries of any agreements or arrangements between s&p dow jones indices and the funds, other than the licensors of s&p dow jones indices.

144     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Additional information about the Trust and the Board of Trustees

A trustee of the Trust (a “Trustee”) who is not an “interested person” of the Trust for purposes of the 1940 Act is deemed to be independent and disinterested when taking action as a Trustee. The Trustees oversee the management of the Trust and each of the Funds on behalf of the Trust, and not on behalf of individual owners of shares of beneficial interest in the Trust. The Trustees, on behalf of the Trust, approve certain service agreements with Advisors and certain other service providers in order to procure necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not third-party beneficiaries of such service agreements. Neither this Prospectus nor any other communication from or on behalf of the Trust creates a contract between a shareholder of a Fund and the Trust, a Fund and/or the Trustees. The Trustees and Trust management may amend this Prospectus and interpret the investment objective, policies and restrictions applicable to any Fund without shareholder input or approval, except as otherwise provided by law or as disclosed by the Trust.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     145

U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Index Retirement Income Fund) from Underlying Funds that invest primarily in equity securities to Underlying Funds that invest primarily in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Financial highlights

The Financial highlights tables are intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

[___________] serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request by calling 800-842-2252, by visiting the Funds’ website at www.tiaa.org or by visiting the SEC’s website at www.sec.gov.

146     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Financial highlights

Lifecycle Index Retirement Income Fund

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     147

(continued)

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Financial highlights

Lifecycle Index 2010 Fund

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(continued)

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Financial highlights

Lifecycle Index 2015 Fund

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(continued)

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Financial highlights

Lifecycle Index 2020 Fund

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(continued)

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Financial highlights

Lifecycle Index 2025 Fund

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(continued)

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Financial highlights

Lifecycle Index 2030 Fund

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(continued)

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Financial highlights

Lifecycle Index 2035 Fund

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(continued)

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Financial highlights

Lifecycle Index 2040 Fund

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(continued)

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Financial highlights

Lifecycle Index 2045 Fund

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(continued)

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Financial highlights

Lifecycle Index 2050 Fund

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(continued)

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Financial highlights

Lifecycle Index 2055 Fund

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(continued)

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Financial highlights

Lifecycle Index 2060 Fund

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(concluded)

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[This page intentionally left blank.]

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2019 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202-551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account:

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12014 (_/__)

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Declaration of Trust, dated as of April 15, 1999. 1/

	(2)	Form of Amendment dated May 22, 2002 to the Declaration of Trust dated April 15, 1999. 4/

	(3)	Declaration of Trust, dated as of April 15, 1999, as amended April 21, 2004 to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”). 6/

	(4)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999. 9/

	(5)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999. 9/

	(6)	Amendment dated August 7, 2006 to the Declaration of Trust. 10/

	(7)	Amendment dated October 2, 2006 to the Declaration of Trust. 10/

	(8)	Amendment dated July 17, 2007 to the Declaration of Trust. 13/

	(9)	Amendment dated August 29, 2008 to the Declaration of Trust. 15/

	(10)	Amendment dated February 10, 2009 to the Declaration of Trust. 17/

	(11)	Amendment dated May 12, 2009 to the Declaration of Trust. 17/

	(12)	Form of Amendment dated May 18, 2010 to the Declaration of Trust. 19/

	(13)	Form of Amendment dated December 7, 2010 to the Declaration of Trust. 21/

	(14)	Form of Amendment dated May 17, 2011 to the Declaration of Trust. 23/

	(15)	Form of Amendment dated September 13, 2011 to the Declaration of Trust. 24/

	(16)	Form of Amendment dated May 15, 2012 to the Declaration of Trust. 27/

	(17)	Form of Amendment dated December 4, 2012 to the Declaration of Trust. 31/

	(18)	Amendment dated December 3, 2013 to the Declaration of Trust. 36/

	(19)	Amendment dated May 13, 2014 to the Declaration of Trust. 37/

	(20)	Amendment dated May 12, 2015 to the Declaration of Trust. 41/

	(21)	Form of Amendment dated July 14, 2015 to the Declaration of Trust. 43/

	(22)	Form of Amendment dated as of February 9, 2016 to the Declaration of Trust. 47/

	(23)	Form of Amendment dated April 12, 2016 to the Declaration of Trust. 47/

	(24)	Form of Amendment dated September 13, 2016 to the Declaration of Trust. 49/

	(25)	Form of Amendment dated May 8, 2018 to the Declaration of Trust. 56/

	(26)	Form of Amendment dated July 17, 2018 to the Declaration of Trust. 58/

(b)	Registrant has adopted no bylaws.

(c)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (a) above.

(d)	(1)	Investment Management Agreement by and between Registrant and Teacher Advisors, Inc. (“Advisors”), dated as of June 1, 1999. 2/

	(2)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002. 4/

	(3)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004. 5/

	(4)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(5)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005. 7/

	(6)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006. 8/

	(7)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, regarding the Growth Equity Fund dated as of February 1, 2006. 8/

	(8)	Form of Expense Reimbursement Agreement between Registrant and Advisors effective February 1, 2006. 8/

	(9)	Form of Fee Waiver for Growth & Income Fund and Lifecycle Funds effective February 1, 2006. 8/

	(10)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

	(11)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

	(12)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 9/

	(13)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

	(14)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

	(15)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds. 10/

	(16)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 10/

	(17)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

	(18)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

	(19)	Form of Amendment dated December 6, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Retirement Class of the Lifecycle Funds. 10/

	(20)	Form of Amendment dated January 17, 2007 to the Expense Reimbursement Agreement dated February 1, 2006. 10/

	(21)	Form of Amendment dated November 30, 2007 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 13/

	(22)	Form of Amendment dated November 30, 2007 to the February 1, 2006 Fee Waiver. 13/

(23)	Form of Amendment dated November 30, 2007 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2007. 13/

(24)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 14/

(25)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement. 14/

(26)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Fee Waiver Agreement for Growth & Income Fund and Lifecycle Funds. 14/

(27)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Fee Waiver Agreement for the TIAA-CREF Lifecycle Funds. 16/

(28)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for TIAA-CREF Growth Equity Fund. 16/

(29)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 16/

(30)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(31)	Form of Amendment dated September 10, 2009 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 18/

(32)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(33)	Form of Amended and Restated Fee Waiver Agreement dated February 1, 2010 for the TIAA-CREF Lifecycle Funds. 19/

(34)	Form of Amended and Restated Expense Reimbursement Agreement dated February 1, 2010 for the TIAA-CREF Funds. 19/

(35)	Form of Amendment dated May 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 19/

(36)	Form of Amended and Restated Expense Reimbursement Agreement dated August 1, 2010 for the TIAA-CREF Funds. 20/

(37)	Form of Amendment dated August 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 20/

(38)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of February 1, 2011. 21/

(39)	Form of Amended and Restated Agreement to Suspend Distribution Plans between Registrant and TPIS for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of February 1, 2011. 21/

(40)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011. 21/

(41)	Form of Amendment dated April 28, 2011 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 22/

(42)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011. 22/

(43)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Global Natural Resources Fund dated September 20, 2011. 25/

(44)	Form of Amended and Restated Expense Reimbursement Agreement dated September 20, 2011 for TIAA-CREF Funds. 25/

(45)	Amendment to the Investment Management Agreement between the Registrant and Advisors dated as of December 6, 2011. 26/

(46)	Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 6, 2011. 26/

(47)	Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of January 2, 2012. 26/

(48)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2012. 26/

(49)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2012. 26/

(50)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Social Choice Bond Fund dated as of July 23, 2012. 27/

(51)	Form of Amended and Restated Expense Reimbursement Agreement dated as of July 23, 2012 for TIAA-CREF Funds. 27/

(52)	Form of Amended and Restated Expense Reimbursement Agreement for the TIAA-CREF Funds dated as of August 1, 2012. 28/

(53)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Social Choice Bond Fund dated as of September 21, 2012. 29/

(54)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2012. 30/

(55)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2012. 30/

(56)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2013. 32/

(57)	Form of Amendment to the Investment Management Agreement for TIAA-CREF International Opportunities Fund dated as of April 10, 2013. 33/

(58)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of April 12, 2013. 33/

(59)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of August 1, 2013. 34/

(60)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2013. 35/

(61)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2013. 35/

(62)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2014. 36/

(63)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of May 1, 2014. 40/

(64)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2014. 38/

(65)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of September 26, 2014. 40/

(66)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of September 26, 2014. 39/

(67)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of September 26, 2014. 39/

(68)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2015. 40/

(69)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of January 1, 2015. 40/

(70)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2015. 40/

(71)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of July 31, 2015. 42/

(72)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of July 31, 2015. 42/

(73)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of October 1, 2015. 44/

(74)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2015. 44/

(75)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 4, 2015. 45/

(76)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2016. 46/

(77)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of May 1, 2016. 48/

(78)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors for the Small/Mid-Cap Equity Fund and the International Bond Fund dated as of August 1, 2016. 48/

(79)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2016. 48/

(80)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2016. 50/

(81)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of October 1, 2016. 50/

(82)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors for the International Small-Cap Equity Fund dated as of December 9, 2016. 51/

(83)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 9, 2016. 53/

	(84)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2017. 53/

	(85)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2017. 53/

	(86)	Amendment to the Amended and Restated Investment Management Agreement by and between the TIAA-CREF Funds (“TCF”) and Advisors dated as of May 1, 2017. 54/

	(87)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of October 1, 2017. 54/

	(88)	Form of Amended and Restated Fee Waiver Agreement by and between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2017. 54/

	(89)	Form of Fee Waiver Agreement for Certain TIAA-CREF Funds by and between Registrant and Advisors dated October 1, 2017. 54/

	(90)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of March 1, 2018. 55/

	(91)	Form of Amendment to the Investment Management Agreement for the TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund by and between Registrant and Advisors dated as of May 8, 2018. 57/

	(92)	Form of Class W Management Fee Waiver/Reimbursement Agreement for Certain TIAA-CREF Funds dated as of August 1, 2018. 57/

	(93)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of August 1, 2018. 59/

	(94)	Form of Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of October 1, 2018. 59/

	(95)	Form of Fee Waiver Agreement for Certain TIAA-CREF Funds by and between Registrant and Advisors dated as of October 1, 2018. 59/

	(96)	Form of Operating Expense Reimbursement Agreement for Certain Series of the TIAA-CREF Funds by and between Registrant and Advisors dated as of October 1, 2018. 59/

	(97)	Form of Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of November 16, 2018. 60/

	(98)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of November 16, 2018. 60/

	(99)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of March 1, 2019. 61/

	(100)	Form of Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of March 1, 2019. 61/

(e)	(1)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999. 2/

	(2)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”), dated as of June 1, 1999. 3/

	(3)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002. 4/

	(4)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(5)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004. 7/

	(6)	Form of Amendment to Distribution Agreement for the TIAA-CREF Funds dated as of January 1, 2013. 32/

	(7)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of July 31, 2015. 42/

	(8)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of May 1, 2016. 48/

(f)	(1)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended. 5/

	(2)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended. 5/

	(3)	Non-Employee Trustee and Member Long-Term Compensation Plan, dated January 1, 2008. 14/

	(4)	Non-Employee Trustee and Member Deferred Compensation Plan, dated January 1, 2008. 14/

(g)	(1)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999. 3/

	(2)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002. 4/

	(3)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002. 4/

	(4)	Form of Master Custodian Agreement by and between Registrant and State Street dated November 20, 2007. 13/

	(5)	Form of Custodial Undertaking in Connection with Master Repurchase Agreement among Advisors, on behalf of Registrant, Goldman, Sachs & Co. and The Bank of New York Mellon, dated March 8, 2010. 19/

(h)	(1)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999. 3/

	(2)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc. (“BFDS”), dated as of July 1, 1999. 3/

	(3)	Transfer Agency and Service Agreement by and between Registrant and BFDS, dated as of July 1, 2002. 4/

	(4)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 2003, October 1, 2004, for the Lifecycle Funds and October 19, 2004. 5/6/7/

	(5)	Form of Retirement Class Service Agreement by and between Registrant and Advisors dated as of February 1, 2006. 8/

	(6)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 9/

	(7)	Form of Transfer Agency Agreement by and between Registrant and BFDS, dated September 1, 2004. 12/

	(8)	Form of Amendment dated November 30, 2007 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 13/

	(9)	Form of Investment Accounting Agreement by and between Registrant and State Street dated November 20, 2007. 13/

	(10)	Form of Amendment dated September 10, 2009 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 18/

	(11)	Form of Amendment dated September 1, 2009 to the Transfer Agency Agreement between the Registrant and BFDS dated September 1, 2004. 18/

	(12)	Form of Amendment dated August 1, 2010 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 20/

	(13)	Form of Amendment dated April 1, 2011 to the Retirement Service Agreement by and between Registrant and Advisors. 22/

	(14)	Form of Amendment dated August 31, 2010 to Transfer Agency and Service Agreement between Registrant and BFDS. 22/

	(15)	Form of Amendment dated June 29, 2011 to Transfer Agency and Service Agreement between Registrant and BFDS. 23/

	(16)	Form of Amendment to Retirement Service Agreement dated September 20, 2011 between Registrant and Advisors. 23/

	(17)	Administrative Services Agreement between Registrant and Advisors dated as of January 2, 2012. 26/

	(18)	Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of December 6, 2011. 26/

	(19)	Form of Amendment to Retirement Service Agreement dated July 23, 2012 between Registrant and Advisors. 27/

	(20)	First Amendment dated May 31, 2012 to the Investment Accounting Agreement by and between Registrant and State Street. 28/

	(21)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of April 10, 2013. 33/

	(22)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of September 26, 2014. 39/

	(23)	Form of Amendment dated June 25, 2014 (effective as of April 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 39/

	(24)	Form of Amendment dated July 15, 2014 (effective September 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 39/

	(25)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of July 31, 2015. 42/

	(26)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of December 4, 2015. 45/

	(27)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of August 1, 2016. 48/

	(28)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of December 9, 2016. 51/

	(29)	TIAA-CREF International Bond Fund Offshore Limited Appointment of Agent for Service of Process dated as of February 27, 2017. 52/

	(30)	TIAA-CREF Funds Plan of Liquidation for the TIAA-CREF Global Natural Resources Fund dated as of December 5, 2017. 55/

	(31)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of January 1, 2018. 55/

	(32)	Form of Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of November 16, 2018. 60/

	(33)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of January 1, 2019. 61/

(i)		Opinion and Consent of Rachael M. Zufall, Esq.**

(j)		Consent of Dechert LLP**

(k)		Not Applicable

(l)	(1)	Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America (“TIAA”), dated as of June 1, 1999. 3/

	(2)	Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002. 4/

	(3)	Seed Money Agreement by and between Registrant and TIAA, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(4)	Seed Money Agreement by and between Registrant and TIAA, dated as of March 31, 2006, for the Large Cap Growth Fund, High-Yield Fund II, Bond Plus Fund II, Short-Term Bond Fund II, Tax-Exempt Bond Fund II, Managed Allocation Fund II, International Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Bond Fund, Inflation-Linked Bond Fund, and Money Market Fund. 9/

	(5)	Form of Seed Money Agreement by and between Registrant and TIAA, dated as of January 17, 2007 for the Institutional Class of the Lifecycle Funds. 10/

	(6)	Form of Seed Money Agreement by and between Registrant and TIAA, dated November 30, 2007 for the Lifecycle 2045, Lifecycle 2050 and Lifecycle Retirement Income Funds and the Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds. 13/

	(7)	Form of Seed Money Agreement by and between Registrant and TIAA, dated September 10, 2009 for the Lifecycle Index Funds, Bond Index Fund and the Premier Class. 18/

	(8)	Form of Seed Money Agreement by and between Registrant and TIAA, dated August 1, 2010 for the Emerging Market Equity and Emerging Market Equity Index Funds. 19/

	(9)	Form of Initial Investment Agreement between TIAA and Registrant dated April 1, 2011. 22/

	(10)	Form Initial Investment Agreement between TIAA and Registrant dated September 20, 2011. 25/

	(11)	Form of Initial Investment Agreement between TIAA and Registrant dated July 23, 2012. 27/

	(12)	Form of Initial Investment Agreement between TIAA and Registrant dated as of April 12, 2013. 33/

	(13)	Form of Initial Investment Agreement between TIAA and Registrant dated as of September 26, 2014 for the Emerging Markets Debt Fund, the Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund. 39/

	(14)	Form of Initial Investment Agreement between TIAA and Registrant dated as of July 31, 2015 for the Social Choice International Equity Fund, the Social Choice Low Carbon Equity Fund and the Short-Term Bond Index Fund. 42/

	(15)	Form of Initial Investment Agreement between TIAA and Registrant dated as of December 4, 2015 for the Advisor Class Shares. 45/

	(16)	Form of Initial Investment Agreement between TIAA and Registrant dated as of August 1, 2016 for the Small/Mid-Cap Equity Fund and the International Bond Fund. 48/

	(17)	Form of Initial Investment Agreement between TIAA and Registrant dated as of December 9, 2016 for the International Small-Cap Equity Fund. 51/

	(18)	Form of Initial Investment Agreement between TIAA and Registrant dated as of November 16, 2018 for the Green Bond Fund and the Short Duration Impact Bond Fund. 60/

(m)	(1)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004. 6/

	(2)	Distribution Plan for Retail Class Shares of Registrant, adopted pursuant to Rule 12b-1 of the 1940 Act, dated as of February 1, 2006. 8/

	(3)	Suspension of Distribution Plan Reimbursement Agreement by and between Registrant and TPIS dated effective February 1, 2006. 8/

	(4)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated February 1, 2006. 9/

	(5)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 9/

(6)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 10/

(7)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 11/

(8)	Form of Amendment dated November 30, 2007 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated October 1, 2004. 13/

(9)	Form of Distribution Plan for Lifecycle Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated November 30, 2007. 13/

(10)	Form of Amendment dated November 30, 2007 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 13/

(11)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2008. 14/

(12)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 16/

(13)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(14)	Form of Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(15)	Form of Distribution Plan for Retirement Class Shares of Registrant on behalf of the Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(16)	Form of Distribution Plan for Retail Class Shares of Registrant on behalf of the Bond Index Fund adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(17)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(18)	Form of Amended and Restated Agreement to Suspend Distribution Plans dated February 1, 2010 for TIAA-CREF Funds. 19/

(19)	Form of Amended and Restated Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 20/

(20)	Form of Amended and Restated Compensation Distribution Plan for Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 20/

(21)	Form of Amended and Restated Distribution Plan for the Retirement Class Reimbursement Plan of Registrant Lifecycle Fund Series adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 22/

(22)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between Registrant and TPIS dated effective February 1, 2011. 22/

(23)	Form of Amended and Restated Distribution Plan for Retirement Class Compensation Plan of Registrant TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 22/

(24)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 22/

(25)	Form of Amended and Restated Distribution Plan for Retail Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 25/

(26)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 25/

(27)	Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated December 6, 2011. 33/

(28)	Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated December 6, 2011. 33/

(29)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 27/

(30)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 27/

(31)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013. 32/

(32)	Form of Amended and Restated Distribution Plan for Retirement Class shares of the TIAA-CREF Lifecycle Funds of the Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013. 32/

(33)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated January 1, 2013. 32/

(34)	Form of Amended and Restated Distribution Plans for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013. 33/

(35)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013. 33/

(36)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of October 1, 2013. 35/

(37)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 39/

(38)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 39/

(39)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 39/

(40)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of September 26, 2014. 39/

(41)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 39/

(42)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015. 42/

(43)	Form of Amended and Restated Distribution Plan for the Retirement Class of Registrant for the TIAA-CREF Lifecycle and Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015. 42/

(44)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015. 42/

(45)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015. 42/

	(46)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016. 48/

	(47)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016. 48/

	(48)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2016. 50/

	(49)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on December 9, 2016). 53/

	(50)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on December 9, 2016). 53/

	(51)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of October 1, 2017. 54/

	(52)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on November 16, 2018). 60/

	(53)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on November 16, 2018). 60/

(n)	(1)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act. 4/

	(2)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006. 9/

	(3)	Form of Multiple Class Plan adopted pursuant to Rule 18f-3 of the 1940 Act with respect to the Lifecycle Funds effective January 17, 2007. 10/

	(4)	Form of Amendment dated November 30, 2007 to the Multiple Class (18f-3) Plan for the Lifecycle Funds. 13/

	(5)	Form of Amended and Restated Multiple Class (18f-3) Plan for the TCF Funds dated September 10, 2009. 18/

	(6)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated September 10, 2009. 18/

	(7)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated December 7, 2010. 22/

	(8)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated September 20, 2011. 25/

	(9)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated December 6, 2011. 33/

	(10)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated July 23, 2012. 27/

	(11)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds effective January 1, 2013. 32/

	(12)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds effective January 1, 2013. 32/

	(13)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of March 28, 2013. 33/

	(14)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of September 26, 2014. 39/

	(15)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds dated as of September 26, 2014. 39/

	(16)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of July 31, 2015. 42/

	(17)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of December 4, 2015. 45/

	(18)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds dated as of December 4, 2015. 45/

	(19)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of August 1, 2016. 48/

	(20)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of December 9, 2016. 51/

	(21)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of August 1, 2018. 57/

	(22)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of November 16, 2018. 60/

(o)	Reserved

(p)	TIAA-CREF Code of Ethics. 53/

	(1)	Supplement to Nuveen Code of Ethics for Independent Trustees of the TIAA-CREF Fund Complex. 54/

	(2)	Advisors and TCIM Employee Trading Supplemental Policy. 54/

	(3)	Nuveen Code of Ethics dated July 1, 2018. 57/

(q)	Powers of attorney

	(1)	Power of Attorney for Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks. 36/

	(2)	Power of Attorney for Janice C. Eberly. 55/

	(3)	Power of Attorney for Joseph A. Boateng*.

*	Filed herewith.
**	To be filed by amendment.

1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Securities and Exchange Commission (the “Commission”) on April 20, 1999.

2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7/	Incorporated herein by reference to Post-Effective Amendment No. 13 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2005.

8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

10/	Incorporated herein by reference to Post-Effective Amendment No. 20 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

11/	Incorporated herein by reference to Post-Effective Amendment No. 22 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2007.

12/	Incorporated herein by reference to Post-Effective Amendment No. 24 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2007.

13/	Incorporated herein by reference to Post-Effective Amendment No. 26 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 30, 2007.

14/	Incorporated herein by reference to Post-Effective Amendment No. 27 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2008.

15/	Incorporated herein by reference to Post-Effective Amendment No. 28 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 21, 2008.

16/	Incorporated herein by reference to Post-Effective Amendment No. 29 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2009.

17/	Incorporated herein by reference to Post-Effective Amendment No. 30 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 25, 2009.

18/	Incorporated herein by reference to Post-Effective Amendment No. 31 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 11, 2009.

19/	Incorporated herein by reference to Post-Effective Amendment No. 34 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 21, 2010.

20/	Incorporated herein by reference to Post-Effective Amendment No. 35 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 4, 2010.

21/	Incorporated herein by reference to Post-Effective Amendment No. 36 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2011.

22/	Incorporated herein by reference to Post-Effective Amendment No. 41 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 25, 2011.

23/	Incorporated herein by reference to Post-Effective Amendment No. 44 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 15, 2011.

24/	Incorporated herein by reference to Post-Effective Amendment No. 47 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2011.

25/	Incorporated herein by reference to Post-Effective Amendment No. 48 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 29, 2011.

26/	Incorporated herein by reference to Post-Effective Amendment No. 54 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 28, 2012.

27/	Incorporated herein by reference to Post-Effective Amendment No. 57 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 18, 2012.

28/	Incorporated herein by reference to Post-Effective Amendment No. 58 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 30, 2012.

29/	Incorporated herein by reference to Post-Effective Amendment No. 60 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 18, 2012.

30/	Incorporated herein by reference to Post-Effective Amendment No. 61 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 28, 2012.

31/	Incorporated herein by reference to Post-Effective Amendment No. 64 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 10, 2013.

32/	Incorporated herein by reference to Post-Effective Amendment No. 65 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2013.

33/	Incorporated herein by reference to Post-Effective Amendment No. 68 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 12, 2013.

34/	Incorporated herein by reference to Post-Effective Amendment No. 70 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2013.

35/	Incorporated herein by reference to Post-Effective Amendment No. 72 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2013.

36/	Incorporated herein by reference to Post-Effective Amendment No. 74 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2014.

37/	Incorporated herein by reference to Post-Effective Amendment No. 76 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 27, 2014.

38/	Incorporated herein by reference to Post-Effective Amendment No. 77 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2014.

39/	Incorporated herein by reference to Post-Effective Amendment No. 79 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2014.

40/	Incorporated herein by reference to Post-Effective Amendment No. 81 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 26, 2015.

41/	Incorporated herein by reference to Post-Effective Amendment No. 83 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 15, 2015.

42/	Incorporated herein by reference to Post-Effective Amendment No. 84 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2015.

43/	Incorporated herein by reference to Post-Effective Amendment No. 86 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 4, 2015.

44/	Incorporated herein by reference to Post-Effective Amendment No. 87 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2015.

45/	Incorporated herein by reference to Post-Effective Amendment No. 89 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 4, 2015.

46/	Incorporated herein by reference to Post-Effective Amendment No. 91 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 25, 2016.

47/	Incorporated herein by reference to Post-Effective Amendment No. 93 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 9, 2016.

48/	Incorporated herein by reference to Post-Effective Amendment No. 94 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2016.

49/	Incorporated herein by reference to Post-Effective Amendment No. 96 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2016.

50/	Incorporated herein by reference to Post-Effective Amendment No. 97 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2016.

51/	Incorporated herein by reference to Post-Effective Amendment No. 99 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 8, 2016.

52/	Incorporated herein by reference to Post-Effective Amendment No. 102 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2017.

53/	Incorporated herein by reference to Post-Effective Amendment No. 104 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 27, 2017.

54/	Incorporated herein by reference to Post-Effective Amendment No. 106 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 26, 2017.

55/	Incorporated herein by reference to Post-Effective Amendment No. 108 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2018.

56/	Incorporated herein by reference to Post-Effective Amendment No. 111 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 18, 2018.

57/	Incorporated herein by reference to Post-Effective Amendment No. 113 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 26, 2018.

58/	Incorporated herein by reference to Post-Effective Amendment No. 115 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 31, 2018.

59/	Incorporated herein by reference to Post-Effective Amendment No. 116 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2018.

60/	Incorporated herein by reference to Post-Effective Amendment No. 118 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 15, 2018.

61/	Incorporated herein by reference to Post-Effective Amendment No. 121 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 26, 2019.

Item 29. Persons Controlled by or Under Common Control with the Fund

The Registrant disclaims any assertion that its investment adviser, Teachers Advisors, LLC (“Advisors”), or the parent company or any affiliate of Advisors directly or indirectly controls the Registrant or is under common control with the Registrant. Additionally, the Board of Trustees of the Registrant is the same as the board of other TIAA-CREF mutual funds, each of which has Advisors or an affiliate as its investment adviser. In addition, the Registrant and the other TIAA-CREF mutual funds have some officers in common. Nonetheless, the Registrant takes the position that it is not under common control with the other TIAA-CREF mutual funds because the power residing in the Funds’ respective boards and officers arises as the result of an official position with the respective investment companies.

TIAA-CREF Funds, through the TIAA-CREF International Bond Fund, a series of TIAA-CREF Funds, wholly owns and controls TIAA-CREF International Bond Fund Offshore Limited (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included, on a consolidated basis, in the TIAA-CREF International Bond Fund’s annual and semi-annual reports to shareholders.

Item 30. Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999 (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Advisors also provides investment management services to the TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1, and certain other registered and unregistered products. The Managing Member of Advisors is Nuveen Finance, LLC. TIAA-CREF Investment Management, LLC (“TCIM”), a wholly owned investment advisory subsidiary of TIAA, manages the investment accounts of the College Retirement Equities Fund (“CREF”). The Managing Member of TCIM is TIAA-CREF Asset Management LLC. Both Advisors and TCIM are located at 730 Third Avenue, New York, NY 10017-3206.

Item 32. Principal Underwriters

Teachers Personal Investors Services, Inc. (“TPIS”) acts as the principal underwriter for the Registrant and the TIAA-CREF Life Funds.

The directors of TPIS are Bradley Finkle and Keith Rauschenbach. The officers of TPIS are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Keith Henry Rauschenbach	President, Chief Operating Officer and Chief Executive Officer	Authorized signer
Austin Wachter	Vice President	Managing Director, Nuveen Controller
Sara Smahl	Assistant Vice President	None
Alexander Soto	Assistant Vice President	None
Christy Lee	Chief Financial Officer	None
Shanita Smith	Chief Compliance Officer and Vice President	None
Janice Carnicelli	Senior Director, Distribution Services	Authorized signer
Jorge Gutierrez	Treasurer and Vice President	None
Jennifer Sisom	Assistant Treasurer	None
Lucas Satre	General Counsel and Vice President	None
Mary Catherine Benedetto	Secretary	None
Marjorie Pierre-Merritt	Assistant Secretary	Vice President and Assistant Corporate Secretary
Janet Acosta	Assistant Secretary	None
Donna Cohen	Assistant Secretary	None
Kristen Doscher	Assistant Secretary, limited to corporate tax matters	Assistant Secretary
Nicholas Cifelli	Assistant Secretary, limited to corporate tax matters	Authorized signer, limited to corporate tax matters
Su Youn Kim	Assistant Secretary, limited to corporate tax matters	None
Robert Steere	Authorized Signer	None
Jason Market	Authorized Signer, Senior Manager, Strategic Sourcing	None
Brian Stenger	Authorized Signer	None
Austin McKeehan	Authorized Signer	None

*	The business address of all directors and officers of TPIS is 730 Third Avenue, 12th Floor, New York, NY 10017-3206.

Additional information about the officers of TPIS can be found on Schedule A of Form BD for TPIS, as currently on file with the Commission (File No. 8-47051).

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant’s home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111. In addition, certain duplicated records are maintained at Iron Mountain, 64 Leone Lane, Chester, NY 10918 and 22 Kimberly Road, East Brunswick, NJ 08816.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 19th day of July, 2019.

TIAA-CREF FUNDS

By:	/s/ Bradley Finkle
Name:	Bradley Finkle
Title:	Principal Executive Officer and President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bradley Finkle	Principal Executive Officer and President	July 19, 2019
Bradley Finkle	(Principal Executive Officer)

/s/ E. Scott Wickerham	Principal Financial Officer,	July 19, 2019
E. Scott Wickerham	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	July 19, 2019	*	July 19, 2019
Forrest Berkley		Thomas J. Kenny

*	July 19, 2019	*	July 19, 2019
Joseph A. Boateng		James M. Poterba

*	July 19, 2019	*	July 19, 2019
Janice C. Eberly		Maceo K. Sloan

*	July 19, 2019	*	July 19, 2019
Nancy A. Eckl		Laura T. Starks

*	July 19, 2019
Michael A. Forrester

*	July 19, 2019
Howell E. Jackson

/s/ Rachael M. Zufall	July 19, 2019
Rachael M. Zufall
as attorney-in-fact

*	Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

EXHIBIT LIST

(q)(3)	Power of Attorney of Joseph A. Boateng.